                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668
                                                      --------

                         Oppenheimer AMT-Free Municipals
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                       Date of reporting period: 4/30/2012
                                                 ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
MUNICIPAL BONDS AND NOTES--114.1%
ALABAMA--1.7%
$      1,170,000  AL Space Science Exhibit Finance Authority(1)                       6.000%   10/01/2025  $     1,027,342
          35,000  Birmingham, AL Baptist Medical Centers (Baptist Health System)(1)   5.625    11/15/2015           35,437
          45,000  Birmingham, AL Baptist Medical Centers (Baptist Health System)(1)   5.875    11/15/2024           45,290
      20,000,000  Birmingham, AL Commercial Devel. Authority (Civic Center
                  Improvements)(2)                                                    5.500    04/01/2041       22,013,400
         410,000  Birmingham, AL Private Educational Building Authority
                  (Birmingham-Southern College)                                       6.125    12/01/2025          331,694
          90,000  Birmingham, AL Special Care Facilities Financing Authority
                  (Daughters of Charity)(1)                                           5.000    11/01/2025           90,340
         225,000  Cooperative District, AL Fort Deposit(1)                            6.000    02/01/2036          177,802
       3,500,000  Cullman County, AL Health Care Authority (Cullman Regional
                  Medical Center)(1)                                                  6.750    02/01/2029        3,631,775
       6,250,000  Cullman County, AL Health Care Authority (Cullman Regional
                  Medical Center)(1)                                                  7.000    02/01/2036        6,507,688
         245,000  Greater Montgomery, AL Educational Building Authority
                  (Huntingdon College)(1)                                             5.100    05/01/2016          252,536
         100,000  Jefferson County, AL Sewer                                          5.000    02/01/2018           61,418
         150,000  Jefferson County, AL Sewer                                          5.000    02/01/2020           90,263
       4,060,000  Jefferson County, AL Sewer                                          5.375    02/01/2027        2,432,143
          35,000  Jefferson County, AL Sewer                                          5.625    02/01/2018           21,164
         280,000  Jefferson County, AL Sewer                                          5.625    02/01/2022          168,011
       1,950,000  Tuscaloosa, AL Educational Building Authority (Stillman
                  College)(1)                                                         5.000    06/01/2026        1,584,473
       5,000,000  Tuscaloosa, AL Educational Building Authority (Stillman
                  College)(1)                                                         5.250    06/01/2037        3,801,450
                                                                                                           ---------------
                                                                                                                42,272,226

ALASKA--0.4%
       8,000,000  AK HFC, Series A(1)                                                 5.000    12/01/2033        8,019,200
         750,000  AK Industrial Devel. & Export Authority (Anchorage
                  Sportsplex/Grace Community Church Obligated Group)(3)               6.150    08/01/2031          263,625
         600,000  AK Industrial Devel. & Export Authority Community Provider
                  (Boys & Girls Home)                                                 5.875    12/01/2027          317,940
          90,000  AK Northern Tobacco Securitization Corp. (TASC)(1)                  5.000    06/01/2032           77,316
                                                                                                           ---------------
                                                                                                                 8,678,081

ARIZONA--2.7%
         831,000  Buckeye, AZ Watson Road Community Facilities District(1)            5.750    07/01/2022          795,176
         200,000  Centerra, AZ Community Facilities District(1)                       5.150    07/15/2031          168,972
         250,950  Central AZ Irrigation & Drain District, Series A(1)                 6.000    06/01/2013          251,590
         305,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        5.450    07/15/2021          309,358
         200,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        5.625    07/15/2025          201,292

                       1 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
ARIZONA CONTINUED
$        450,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        5.800%   07/15/2030  $       451,391
       1,015,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        5.900    07/15/2022        1,050,231
         330,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        6.125    07/15/2027          338,897
         500,000  Estrella Mountain Ranch, AZ Community Facilities District(1)        6.200    07/15/2032          509,500
         471,000  Festival Ranch, AZ Community Facilities District(1)                 5.750    07/01/2032          423,283
         595,000  Festival Ranch, AZ Community Facilities District(1)                 5.800    07/15/2032          609,280
         250,000  Gladden Farms, AZ Community Facilities District(1)                  5.500    07/15/2031          253,393
         800,000  Litchfield Park, AZ Community Facility District(1)                  6.375    07/15/2026          800,064
         830,000  Maricopa County, AZ IDA (Christian Care Apartments)(1)              6.500    01/01/2036          837,885
       2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                    6.625    01/01/2034        1,564,340
         500,000  Maricopa County, AZ IDA (Immanuel Campus Care)(1)                   8.500    04/20/2041          452,720
       1,280,000  Maricopa County, AZ IDA (Sun King Apartments)(1)                    6.750    11/01/2018        1,141,094
         785,000  Maricopa County, AZ IDA (Sun King Apartments)(1)                    6.750    05/01/2031          583,561
         640,000  Maricopa County, AZ School District No. 24 (Gila Bend)(1)           5.500    07/01/2022          659,366
         200,000  Marley Park, AZ Community Facilities District(1)                    5.300    07/15/2031          174,258
         439,000  Merrill Ranch, AZ Community Facilities District
                  No. 1 Special Assessment Lien(1)                                    5.300    07/01/2030          373,290
         375,000  Palm Valley, AZ Community Facility District No. 3(1)                5.300    07/15/2031          326,734
         980,000  Palm Valley, AZ Community Facility District No. 3(1)                5.800    07/15/2032          901,267
         750,000  Phoenix, AZ IDA (Career Success Schools)(1)                         7.000    01/01/2029          776,850
         500,000  Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                6.250    07/01/2036          460,335
       1,000,000  Phoenix, AZ IDA (Great Hearts Academies)(1)                         6.300    07/01/2042        1,036,220
       1,335,000  Pima County, AZ IDA (Arizona Charter School)(1)                     6.500    07/01/2023        1,335,948
       1,280,000  Pima County, AZ IDA (Arizona Charter School)(1)                     6.750    07/01/2031        1,280,346
         115,000  Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)(1)              6.300    07/01/2031          122,521
         365,000  Pima County, AZ IDA (CECS/TAT/EICS Obligated Group)(1)              6.300    07/01/2031          385,079
       4,000,000  Pima County, AZ IDA (Center for Academic Success)(1)                5.500    07/01/2037        3,602,920
       1,560,000  Pima County, AZ IDA (Christian Senior Living)(1)                    5.050    01/01/2037        1,561,700
         500,000  Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)   6.250    06/01/2026          503,180
      12,400,000  Pima County, AZ IDA (Metro Police Facility)(2)                      5.375    07/01/2039       13,265,520
         500,000  Pima County, AZ IDA (P.L.C. Charter Schools)                        6.750    04/01/2036          466,670
         170,000  Pima County, AZ IDA (Paradise Education Center)(1)                  5.875    06/01/2033          164,701
         250,000  Pima County, AZ IDA (Paradise Education Center)(1)                  6.000    06/01/2036          244,690
       2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School)              5.600    07/01/2023        2,234,491

                       2 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
ARIZONA CONTINUED
$        500,000  Pima County, AZ IDA (Sonoran Science Academy)(1)                    5.670%   12/01/2027  $       444,860
         650,000  Pima County, AZ IDA (Sonoran Science Academy)(1)                    5.750    12/01/2037          547,099
         500,000  Quail Creek, AZ Community Facilities District(1)                    5.550    07/15/2030          447,705
         620,000  Quailwood Meadows, AZ Community Facilities District(1)              6.000    07/15/2022          623,360
       1,350,000  Quailwood Meadows, AZ Community Facilities District(1)              6.125    07/15/2029        1,357,992
       1,000,000  Rio Rico, AZ Fire District(1)                                       7.000    07/01/2030        1,115,560
       8,400,000  Salt Verde, AZ Financial Corp.(1)                                   5.000    12/01/2037        8,533,980
         460,000  Salt Verde, AZ Financial Corp.(1)                                   5.250    12/01/2028          484,159
         100,000  Salt Verde, AZ Financial Corp.(1)                                   5.500    12/01/2029          109,019
          55,000  Show Low Bluff, AZ Community Facilities District Special
                  Assessment                                                          5.200    07/01/2017           54,452
       1,655,000  Tartesso West, AZ Community Facilities District(1)                  5.900    07/15/2032        1,540,474
       3,000,000  Verrado, AZ Community Facilities District No. 1(1)                  5.350    07/15/2031        2,630,220
       4,775,000  Verrado, AZ Community Facilities District No. 1(1)                  6.500    07/15/2027        4,786,985
       1,775,000  Vistancia, AZ Community Facilities District(1)                      6.750    07/15/2022        1,787,088
         500,000  Westpark, AZ Community Facilities District(1)                       5.250    07/15/2031          432,925
                                                                                                           ---------------
                                                                                                                65,513,991

ARKANSAS--0.1%
         300,000  Arkadelphia, AR Public Education Facilities Board (Ouachita
                  Baptist University)(1)                                              5.375    03/01/2038          314,757
       2,480,000  Cave Springs, AR Municipal Property (Creeks Special Sewer
                  District)(3)                                                        6.250    02/01/2038        1,374,143
                                                                                                           ---------------
                                                                                                                 1,688,900

CALIFORNIA--19.4%
         675,000  Adelanto, CA Public Utility Authority(1)                            6.750    07/01/2039          727,265
         830,000  Anaheim, CA Community Facilities District Special Tax (Platinum
                  Triangle)(1)                                                        6.000    09/01/2029          856,867
       1,615,000  Anaheim, CA Community Facilities District Special Tax (Platinum
                  Triangle)(1)                                                        6.250    09/01/2040        1,666,325
       1,400,000  Antelope Valley, CA Healthcare District(1)                          5.250    09/01/2017        1,417,682
          20,000  Beaumont, CA Financing Authority, Series B(1)                       5.875    09/01/2023           20,689
       2,340,000  Bonita Canyon, CA Public Facilities Financing Authority(1)          5.000    09/01/2025        2,414,201
       1,000,000  Bonita Canyon, CA Public Facilities Financing Authority(1)          5.000    09/01/2026        1,031,430
       2,000,000  Bonita Canyon, CA Public Facilities Financing Authority(1)          5.000    09/01/2028        2,062,100
       7,000,000  CA County Tobacco Securitization Agency                             6.500(4) 06/01/2046          249,900
       6,000,000  CA County Tobacco Securitization Agency                             6.650(4) 06/01/2046          191,820
     129,820,000  CA County Tobacco Securitization Agency                             6.700(4) 06/01/2050        2,672,994
       7,580,000  CA County Tobacco Securitization Agency                             7.234(4) 06/01/2033          775,358
      38,650,000  CA County Tobacco Securitization Agency                             7.550(4) 06/01/2055          333,550
       8,000,000  CA County Tobacco Securitization Agency                             7.750(4) 06/01/2046          348,800

                       3 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
CALIFORNIA CONTINUED
$      2,315,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.125%   06/01/2038  $     1,729,212
       9,060,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.125    06/01/2038        6,767,458
         100,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.450    06/01/2028           81,182
      10,200,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.600    06/01/2036        8,041,578
         160,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.700    06/01/2046          120,533
       5,000,000  CA County Tobacco Securitization Agency (TASC)(1)                   5.875    06/01/2043        4,660,100
      21,000,000  CA County Tobacco Securitization Agency (TASC)(1)                   6.000    06/01/2042       19,283,460
      93,000,000  CA County Tobacco Securitization Agency (TASC)                      6.650(4) 06/01/2046        3,400,080
       3,375,000  CA Enterprise Devel. Authority (Sunpower Corp.)(1)                  8.500    04/01/2031        3,838,455
       2,500,000  CA GO(1)                                                            5.000    09/01/2032        2,738,950
       7,700,000  CA GO(1)                                                            5.000    02/01/2038        8,268,029
       5,000,000  CA GO(1)                                                            6.000    04/01/2038        5,773,750
       4,335,000  CA Golden State Tobacco Securitization Corp.(1)                     5.000    06/01/2036        3,386,675
      69,700,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)              0.000(5) 06/01/2037       52,146,752
       9,135,000  CA Golden State Tobacco Securitization Corp. (TASC)(1)              4.500    06/01/2027        7,819,469
     110,000,000  CA Golden State Tobacco Securitization Corp. (TASC)                 6.000(4) 06/01/2047        1,982,200
     164,000,000  CA Golden State Tobacco Securitization Corp. (TASC)                 6.083(4) 06/01/2047        8,477,160
      20,000,000  CA Health Facilities Financing Authority
                  (SJHS/SJHCN/SJHE/SJHO Obligated Group)(2)                           5.750    07/01/2039       22,674,600
          25,000  CA HFA (Home Mtg.)(1)                                               5.450    08/01/2033           25,385
         590,000  CA Independent Cities Lease Finance Authority (Morgan
                  Hill-Hacienda Valley)(1)                                            5.950    11/15/2039          594,673
      15,000,000  CA M-S-R Energy Authority(1)                                        7.000    11/01/2034       19,170,150
         250,000  CA Municipal Finance Authority (Harbor Regional Center)(1)          8.500    11/01/2039          292,085
       1,600,000  CA Public Works                                                     5.000    04/01/2037        1,681,040
       8,750,000  CA Public Works(1)                                                  6.625    11/01/2034       10,397,625
       2,500,000  CA Public Works (Judicial Council)(1)                               5.000    12/01/2031        2,657,425
      15,000,000  CA Public Works (Regents University)(2)                             5.000    12/01/2031       16,760,250
       2,500,000  CA Public Works (Various Community Colleges)(1)                     5.750    10/01/2030        2,844,550
      14,000,000  CA Silicon Valley Tobacco Securitization Authority                  8.840(4) 06/01/2047          703,080
       7,000,000  CA Silicon Valley Tobacco Securitization Authority                  9.800(4) 06/01/2036          962,430
       2,000,000  CA Statewide CDA (Aspire Public Schools)(1)                         6.000    07/01/2040        2,119,060
       1,500,000  CA Statewide CDA (Kaiser Permanente)(1)                             5.000    04/01/2042        1,604,655
      10,000,000  CA Statewide Financing Authority Tobacco Settlement (TASC)(1)       6.000    05/01/2043        9,175,500
       1,605,000  Chino, CA Community Facilities District Special Tax No. 2005-1(1)   5.000    09/01/2027        1,535,279
       4,990,000  Chino, CA Community Facilities District Special Tax No. 2005-1(1)   5.000    09/01/2036        4,407,467
         200,000  Chino, CA Community Facilities District Special Tax No.
                  2009-19-1(1)                                                        6.500    09/01/2029          206,684

                       4 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
CALIFORNIA CONTINUED
$        500,000  Chino, CA Community Facilities District Special Tax No.
                  2009-19-1(1)                                                        6.750%   09/01/2040  $       516,415
       3,520,000  Chula Vista, CA COP (Civic Center)(1)                               5.000    03/01/2034        3,570,653
       2,000,000  Corona-Norco, CA Unified School District Public Financing
                  Authority Special Tax(1)                                            5.000    09/01/2036        1,856,460
         560,000  Coyote Canyon, CA Public Facilities Community Facilities
                  District No. 2004-1(1)                                              6.625    09/01/2039          596,165
       1,000,000  Davis, CA Special Tax Community Facilities District No. 2007-2(1)   5.200    09/01/2027          924,210
       2,000,000  Davis, CA Special Tax Community Facilities District No. 2007-2(1)   5.250    09/01/2037        1,708,840
      20,000,000  East Bay, CA Municipal Utility District (Water System)(2)           5.000    06/01/2036       22,814,000
         970,000  Elk Grove, CA Special Tax Community Facilities District No.
                  2005-1X(1)                                                          5.250    09/01/2037          685,354
         420,000  Hemet, CA Unified School District(1)                                5.050    09/01/2026          421,856
         250,000  Hemet, CA Unified School District(1)                                5.125    09/01/2036          246,053
         500,000  Hemet, CA Unified School District Community Facilities District
                  No. 2005-3(1)                                                       5.750    09/01/2039          467,390
     120,000,000  Inland, CA Empire Tobacco Securitization Authority (TASC)           6.750(4) 06/01/2047        3,015,600
     360,655,000  Inland, CA Empire Tobacco Securitization Authority (TASC)           7.000(4) 06/01/2057        3,105,240
     345,750,000  Inland, CA Empire Tobacco Securitization Authority (TASC)           8.001(4) 06/01/2057        2,976,908
       1,000,000  Jurupa, CA Community Services District Special Tax Community
                  Facilities District No. 4(1)                                        5.700    09/01/2034        1,011,140
         175,000  Jurupa, CA Public Financing Authority(1)                            6.000    09/01/2028          180,761
         155,000  Jurupa, CA Public Financing Authority(1)                            6.000    09/01/2029          160,072
         135,000  Jurupa, CA Public Financing Authority(1)                            6.000    09/01/2030          139,389
         150,000  Jurupa, CA Public Financing Authority(1)                            6.000    09/01/2031          154,841
         205,000  Jurupa, CA Public Financing Authority(1)                            6.000    09/01/2032          211,572
          25,000  Lake Elsinore, CA Public Financing Authority(1)                     6.375    10/01/2033           25,743
       1,270,000  Lake Elsinore, CA Special Tax(1)                                    5.150    09/01/2025        1,301,433
       1,245,000  Lake Elsinore, CA Special Tax(1)                                    5.250    09/01/2030        1,263,401
       2,450,000  Lake Elsinore, CA Special Tax(1)                                    5.250    09/01/2035        2,456,591
         200,000  Lake Elsinore, CA Special Tax(1)                                    5.350    09/01/2036          203,384
         650,000  Lake Elsinore, CA Unified School District Community Facilities
                  District No. 04-3(1)                                                5.250    09/01/2029          639,782
       1,000,000  Lancaster, CA Financing Authority (School District)(1)              5.000    02/01/2026          697,430
       3,950,000  Loma Linda, CA Redevel. Agency Tax Allocation(1)                    5.250    07/01/2030        3,985,827
         680,000  Los Angeles, CA Community Facilities District Special Tax
                  (Legends at Cascades)(1)                                            5.750    09/01/2040          700,808
       2,150,000  Los Angeles, CA Regional Airports Improvement Corp. (American
                  Airlines)                                                           7.125    12/01/2024        2,151,849
       2,000,000  Los Angeles, CA Unified School District(1)                          5.200    07/01/2029        2,258,180
       1,250,000  Lynwood, CA Redevel. Agency Tax Allocation(1)                       7.000    09/01/2031        1,439,613

                       5 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
CALIFORNIA CONTINUED
$      2,930,000  Marysville, CA (Fremont-Rideout Health)(1)                          5.000%   01/01/2029  $     3,071,548
         365,000  Menifee, CA Union School District Special Tax Community
                  Facilities District No. 2006-3(1)                                   5.000    09/01/2037          327,788
       2,500,000  Modesto, CA Special Tax Community Facilities District No. 4(1)      5.150    09/01/2036        2,351,300
       5,000,000  Moreno Valley, CA Community Redevel. Agency(1)                      5.000    08/01/2032        5,026,000
       4,010,000  Moreno Valley, CA Unified School District Community Facilities
                  District No. 2005-5(1)                                              5.500    09/01/2041        4,052,185
         630,000  Moreno Valley, CA Unified School District Community Facilities
                  District Special Tax(1)                                             5.000    09/01/2037          578,315
         660,000  Moreno Valley, CA Unified School District Community Facilities
                  District Special Tax No. 2004-3(1)                                  5.000    09/01/2027          624,749
       1,250,000  Moreno Valley, CA Unified School District Community Facilities
                  District Special Tax No. 2004-3(1)                                  5.000    09/01/2037        1,085,238
      20,000,000  Northern CA Tobacco Securitization Authority (TASC)(1)              5.500    06/01/2045       14,319,800
       1,000,000  Novato, CA Redevel. Agency (Hamilton Field Redevel.)(1)             6.750    09/01/2040        1,128,400
       5,000,000  Oakland, CA GO(1)                                                   5.000    01/15/2031        5,485,750
       3,250,000  Oakland, CA GO(1)                                                   6.000    01/15/2034        3,689,238
         955,000  Orange, CA Community Facilities District Special Tax (Del Rio
                  Public Improvements)(1)                                             5.750    10/01/2030          986,563
       7,000,000  Palomar Pomerado, CA Health Care District COP(1)                    6.625    11/01/2029        7,752,780
       1,000,000  Palomar Pomerado, CA Health Care District COP(1)                    6.750    11/01/2039        1,092,360
         365,000  Perris, CA Community Facilities District Special Tax(1)             5.300    09/01/2035          358,452
         555,000  Perris, CA Community Facilities District Special Tax No. 2001(1)    5.000    09/01/2026          551,598
       1,545,000  Perris, CA Community Facilities District Special Tax No. 2001(1)    5.000    09/01/2037        1,418,248
         645,000  Perris, CA Community Facilities District Special Tax No. 2005-1(1)  5.000    09/01/2037          575,314
       1,260,000  Rialto, CA Special Tax Community Facilities District No. 2006-1(1)  5.350    09/01/2036        1,155,470
         500,000  Riverside, CA Unified School District Special Tax Community
                  Facilities District No. 15(1)                                       5.600    09/01/2034          505,270
       1,000,000  Romoland, CA School District Special Tax Community Facilities
                  District(1)                                                         5.400    09/01/2036        1,002,100
       1,000,000  Roseville, CA Natural Gas Finance Authority(1)                      5.000    02/15/2025        1,051,960
         345,000  San Bernardino, CA Special Tax Community Facilities District
                  No. 2006-1 (Lytle Creek)(1)                                         5.625    09/01/2035          353,967
         350,000  San Bernardino, CA Special Tax Community Facilities District
                  No. 2006-1 (Lytle Creek)(1)                                         5.750    09/01/2040          358,344
      20,390,000  San Diego, CA Unified School District(1)                            0.000(5) 07/01/2040        8,859,251
      15,985,000  San Diego, CA Unified School District                               5.990(4) 07/01/2040        3,577,923
      10,720,000  San Francisco, CA City & County COP(1)                              5.000    10/01/2033       11,428,270

                       6 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
CALIFORNIA CONTINUED
$        250,000  San Francisco, CA City & County Redevel. Financing Authority
                  (Mission Bay North Redevel.)(1)                                     6.750%   08/01/2041  $       284,273
         400,000  San Francisco, CA City & County Redevel. Financing Authority
                  (Mission Bay North Redevel.)(1)                                     7.000    08/01/2041          447,684
       3,500,000  San Gorgonio, CA Memorial Health Care District(1)                   5.000    08/01/2036        3,505,005
       5,000,000  San Gorgonio, CA Memorial Health Care District(1)                   5.625    08/01/2038        5,157,550
       1,620,000  San Gorgonio, CA Memorial Health Care District(1)                   7.000    08/01/2027        1,875,053
       2,050,000  San Jose, CA Airport(1)                                             5.000    03/01/2033        2,136,018
       2,210,000  Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)(1)  5.750    06/01/2026        2,398,270
       7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise(1)            6.625    03/01/2018        7,371,770
      52,555,000  Silicon Valley CA Tobacco Securitization Authority                  9.140(4) 06/01/2047        2,639,312
      22,445,000  Southern CA Tobacco Securitization Authority(1)                     5.125    06/01/2046       17,100,621
      13,675,000  Southern CA Tobacco Securitization Authority                        6.400(4) 06/01/2046          354,319
      47,250,000  Southern CA Tobacco Securitization Authority                        7.100(4) 06/01/2046        1,129,275
      11,930,000  Southern CA Tobacco Securitization Authority (TASC)(1)              5.000    06/01/2037        9,196,718
         235,000  Temecula Valley, CA Unified School District Community
                  Facilities District No. 2004(1)                                     5.000    09/01/2037          226,803
       2,000,000  Temecula, CA Public Financing Authority Community Facilities
                  District (Roripaugh)(1)                                             5.450    09/01/2026        1,423,780
       1,000,000  Temecula, CA Public Financing Authority Community Facilities
                  District (Roripaugh)(1)                                             5.500    09/01/2036          661,090
      10,500,000  University of California (Regents Medical Center)(2)                5.000    05/15/2037       11,443,740
       3,000,000  Val Verde, CA Unified School District(1)                            5.500    08/01/2030        3,322,620
       5,000,000  Vernon, CA Electric System(1)                                       5.500    08/01/2041        5,186,050
         100,000  Victor Valley, CA Union High School District(1)                     5.050    09/01/2025           95,415
       1,160,000  Victor Valley, CA Union High School District(1)                     5.100    09/01/2035          983,402
       2,025,000  Westside, CA Union School District Community Facilities
                  District Special Tax No. 2005-2(1)                                  5.000    09/01/2036        1,879,666
                                                                                                           ---------------
                                                                                                               474,569,537

COLORADO--1.9%
       1,250,000  Arkansas River, CO Power Authority(1)                               6.000    10/01/2040        1,292,563
         750,000  Arkansas River, CO Power Authority(1)                               6.125    10/01/2040          781,980
          35,000  CO Andonea Metropolitan District No. 2(1)                           6.125    12/01/2025           31,799
       1,000,000  CO Andonea Metropolitan District No. 3(1)                           6.250    12/01/2035          832,960
       2,800,000  CO Arista Metropolitan District(1)                                  6.750    12/01/2035        2,230,676
       4,225,000  CO Broomfield Village Metropolitan District No. 2(1)                6.250    12/01/2032        3,759,954
         925,000  CO Central Marksheffel Metropolitan District(1)                     7.250    12/01/2029          938,921
         500,000  CO Copperleaf Metropolitan District No. 2(1)                        5.850    12/01/2026          377,655
         625,000  CO Copperleaf Metropolitan District No. 2(1)                        5.950    12/01/2036          428,788
         294,000  CO Crystal Crossing Metropolitan District(6)                        6.000    12/01/2036          209,660
          10,000  CO Deer Creek Metropolitan District(1)                              5.000    12/01/2026           10,042
         125,000  CO E-470 Public Highway Authority                                   6.814(4) 09/01/2025           64,319

                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
COLORADO CONTINUED
$        495,000  CO Educational and Cultural Facilities Authority (Carbon Valley
                  Academy Charter School)                                             5.625%   12/01/2036  $       359,444
       1,500,000  CO Educational and Cultural Facilities Authority (Free Horizon
                  Charter School)(1)                                                  6.125    06/15/2040        1,676,700
       4,480,000  CO Educational and Cultural Facilities Authority (Rocky
                  Mountain Academy of Evergreen)(1)                                   6.450    11/01/2040        4,873,747
         500,000  CO Elbert and Highway 86 Metropolitan District(1)                   5.750    12/01/2036          356,375
       1,000,000  CO Elkhorn Ranch Metropolitan District                              6.375    12/01/2035          870,400
         500,000  CO Fallbrook Metropolitan District(1)                               5.625    12/01/2026          427,555
         750,000  CO Fossil Ridge Metropolitan District No. 1(1)                      7.250    12/01/2040          776,543
          10,000  CO Health Facilities Authority (Denver Options)(1)                  5.375    02/01/2022            9,331
          30,000  CO Health Facilities Authority (Denver Options)(1)                  5.625    02/01/2032           26,508
         500,000  CO Heritage Todd Creek Metropolitan District(1)                     5.500    12/01/2037          378,225
         500,000  CO High Plains Metropolitan District(1)                             6.250    12/01/2035          416,480
         233,000  CO Horse Creek Metropolitan District(1)                             5.750    12/01/2036          183,397
         485,000  CO Huntington Trails Metropolitan District(1)                       6.250    12/01/2036          493,260
         439,000  CO International Center Metropolitan District
                  No. 3(1)                                                            6.500    12/01/2035          357,355
         500,000  CO Liberty Ranch Metropolitan District(6)                           6.250    12/01/2036          415,270
         625,000  CO Madre Metropolitan District No. 2(1)                             5.500    12/01/2036          415,013
       2,770,000  CO Murphy Creek Metropolitan District No. 3(6)                      6.000    12/01/2026        1,377,715
       2,850,000  CO Murphy Creek Metropolitan District No. 3(6)                      6.125    12/01/2035        1,402,770
       2,330,000  CO North Pines Metropolitan District(1)                             6.750    12/01/2036        2,061,631
       1,945,000  CO North Range Metropolitan District No. 1(1)                       5.000    12/15/2024        1,645,023
       1,250,000  CO North Range Metropolitan District No. 2(1)                       5.500    12/15/2018        1,251,113
         500,000  CO North Range Metropolitan District No. 2(1)                       5.500    12/15/2037          457,105
       1,000,000  CO Northwest Metropolitan District No. 3(1)                         6.125    12/01/2025          960,340
       1,875,000  CO Northwest Metropolitan District No. 3(1)                         6.250    12/01/2035        1,752,450
         750,000  CO Potomac Farms Metropolitan District(1)                           7.250    12/01/2037          601,350
         125,000  CO Potomac Farms Metropolitan District(1)                           7.625    12/01/2023          126,353
         450,000  CO Prairie Center Metropolitan District No. 3(1)                    5.250    12/15/2021          445,955
         800,000  CO Prairie Center Metropolitan District No. 3(1)                    5.400    12/15/2031          757,360
         736,000  CO Regency Metropolitan District                                    5.750    12/01/2036          588,160
          10,000  CO Ridges Metropolitan District Mesa County                         6.100    10/15/2013           10,033
       1,000,000  CO Serenity Ridge Metropolitan District No. 2(6)                    7.500    12/01/2034          481,040
         373,000  CO Silver Peaks Metropolitan District(1)                            5.750    12/01/2036          265,856
       1,000,000  CO Sorrell Ranch Metropolitan District(6)                           6.750    12/15/2036          965,980
         540,000  CO Tallyns Reach Metropolitan District No. 3(1)                     5.100    12/01/2026          543,926
         500,000  CO Traditions Metropolitan District No. 2(1)                        5.750    12/01/2036          456,525
       1,092,000  CO Wheatlands Metropolitan District(1)                              6.000    12/01/2025          980,409
         500,000  CO Wheatlands Metropolitan District(1)                              6.125    12/01/2035          416,780
         175,000  Fairplay, CO Sanitation District(1)                                 5.250    12/15/2031          168,152
         180,000  Jefferson County, CO (Section 14 Metropolitan District)(1)          5.000    12/01/2018          194,512
       2,570,000  Loveland, CO Special Assessment(1)                                  5.625    07/01/2029        2,119,453

                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
COLORADO CONTINUED
$         25,000  Public Authority for CO (Natural Gas Energy)(1)                     6.250%   11/15/2028  $        29,859
         500,000  Tabernash Meadows, CO Water & Sanitation District(1)                7.125    12/01/2034          555,905
       3,824,161  Woodmen Heights, CO Metropolitan District No. 1                     0.000(5) 12/15/2041        1,505,802
       1,067,237  Woodmen Heights, CO Metropolitan District No. 1(1)                  6.000    12/01/2041          950,332
                                                                                                           ---------------
                                                                                                                46,066,809

CONNECTICUT--0.2%
         785,000  CT H&EFA (Bridgeport Hospital)(1)                                   6.625    07/01/2018          791,052
          25,000  CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation
                  Obligated Group)(1)                                                 5.250    07/01/2015           25,063
          10,000  CT H&EFA (DKH)(1)                                                   5.375    07/01/2016           10,033
         220,000  CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)                          5.375    07/01/2026          220,361
         500,000  Georgetown, CT Special Taxing District(6)                           5.125    10/01/2036          226,715
      10,150,000  Mashantucket, CT Western Pequot Tribe, Series B(6)                  5.750    09/01/2027        3,979,815
                                                                                                           ---------------
                                                                                                                 5,253,039

DELAWARE--0.3%
       3,883,000  Bridgeville, DE Special Obligation (Heritage Shores)(1)             5.450    07/01/2035        2,989,522
       1,000,000  Kent County, DE Student Hsg. (Delaware State University Student
                  Hsg. Foundation)(1)                                                 5.000    07/01/2025          833,430
         630,000  Kent County, DE Student Hsg. (Delaware State University Student
                  Hsg. Foundation)(1)                                                 5.000    07/01/2030          498,223
       2,310,000  Millsboro, DE Special Obligation (Plantation Lakes)(1)              5.450    07/01/2036        1,823,445
                                                                                                           ---------------
                                                                                                                 6,144,620

DISTRICT OF COLUMBIA--0.6%
       2,000,000  District of Columbia Center for Strategic & International
                  Studies(1)                                                          6.375    03/01/2031        2,103,700
       2,100,000  District of Columbia Center for Strategic & International
                  Studies(1)                                                          6.625    03/01/2041        2,245,950
         825,000  District of Columbia Tobacco Settlement Financing Corp.(1)          6.750    05/15/2040          828,424
      72,125,000  District of Columbia Tobacco Settlement Financing Corp. (TASC)      6.375(4) 06/15/2046        2,491,198
         400,000  District of Columbia University (Gallaudet University)(1)           5.500    04/01/2034          451,184
       6,500,000  Metropolitan Washington D.C. Airport Authority (Dulles Toll
                  Road)                                                               1.060(4) 10/01/2041        5,891,275
                                                                                                           ---------------
                                                                                                                14,011,731

FLORIDA--13.1%
         770,000  Aberdeen, FL Community Devel. District(3)                           5.250    11/01/2015          401,617
         670,000  Aberdeen, FL Community Devel. District(3)                           5.500    05/01/2036          340,943
         100,000  Alachua County, FL Health Facilities Authority (Shands Teaching
                  Hospital & Clinics/Shands at Lake Shore Obligated Group)(1)         6.750    12/01/2030          115,187
       2,000,000  Amelia Concourse, FL Community Devel. District(3)                   5.750    05/01/2038          781,540
       1,120,000  Arlington Ridge, FL Community Devel. District(3)                    5.500    05/01/2036          443,878

                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$        105,000  Atlantic Beach, FL Health Care Facilities (Fleet Landing)(1)        6.000%   10/01/2029  $       103,932
       1,205,000  Avelar Creek, FL Community Devel. District(1)                       5.375    05/01/2036        1,091,417
         435,000  Avignon Villages, FL Community Devel. District(3)                   5.300    05/01/2014          108,737
         250,000  Avignon Villages, FL Community Devel. District(3)                   5.400    05/01/2037           62,515
          65,000  Baker County, FL Hospital Authority(1)                              5.300    12/01/2023           60,313
       1,690,000  Bay Laurel Center, FL Community Devel. District(1)                  5.450    05/01/2037        1,547,989
       1,430,000  Baywinds, FL Community Devel. District(1)                           5.250    05/01/2037          743,500
          50,000  Boynton Beach, FL Multifamily Hsg. (Clipper Cove Apartments)(1)     5.300    01/01/2023           46,227
       1,895,000  Boynton Village, FL Community Devel. District Special
                  Assessment(3)                                                       6.000    05/01/2038        1,611,773
       2,450,000  Brevard County, FL Industrial Devel. Revenue (Tuff Florida
                  Tech)(1)                                                            6.500    11/01/2029        2,645,780
      11,000,000  Brevard County, FL Industrial Devel. Revenue (Tuff Florida
                  Tech)(1)                                                            6.750    11/01/2039       11,945,010
          25,000  Broward County, FL Educational Facilities Authority (Nova
                  Southeastern University)(1)                                         5.625    04/01/2034           25,345
         200,000  Cape Coral, FL Health Facilities Authority (Gulf Care)(1)           5.625    10/01/2027          200,026
         380,000  Cape Coral, FL Health Facilities Authority (Gulf Care)(1)           6.000    10/01/2025          380,365
       1,255,000  Cascades, FL Groveland Community Devel. District(1)                 5.300    05/01/2036          941,903
       3,400,000  Chapel Creek, FL Community Devel. District Special Assessment(3)    5.500    05/01/2038        1,429,496
       1,675,000  Clearwater Cay, FL Community Devel. District(3)                     5.500    05/01/2037          638,678
       1,245,000  Connerton West, FL Community Devel. District(3)                     5.125    05/01/2016          435,875
       1,405,000  Copperstone, FL Community Devel. District(1)                        5.200    05/01/2038        1,097,150
       4,365,000  Creekside, FL Community Devel. District(3)                          5.200    05/01/2038        1,834,959
         875,000  Crosscreek, FL Community Devel. District(3)                         5.500    05/01/2017          376,679
         415,000  Crosscreek, FL Community Devel. District(3)                         5.600    05/01/2039          178,736
       5,530,000  Cypress Creek of Hillsborough County, FL Community Devel.
                  District(1)                                                         5.350    05/01/2037        3,464,434
         955,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)(1)             8.000    06/01/2022          954,838
          10,000  Dania, FL Sales Tax(1)                                              5.000    10/01/2025           10,008
          25,000  Destin, FL Community Redevel. Agency (Town Center Area)(1)          5.300    05/01/2027           22,664
       1,705,000  Dupree Lakes, FL Community Devel. District(1)                       5.375    05/01/2037        1,490,358
         835,000  Durbin Crossing, FL Community Devel. District Special
                  Assessment(3)                                                       5.250    11/01/2015          667,090
         260,000  East Homestead FL Community Devel. District(1)                      7.250    05/01/2021          275,129
       2,270,000  East Homestead, FL Community Devel. District(1)                     5.375    05/01/2036        1,705,905
       1,290,000  East Homestead, FL Community Devel. District(1)                     5.450    05/01/2036        1,212,355
          25,000  Enterprise, FL Community Devel. District(1)                         5.700    05/01/2029           25,079
         615,000  Escambia County, FL Health Facilities Authority(1)                  5.950    07/01/2020          640,928

                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$      2,345,000  Escambia County, FL Health Facilities Authority (Baptist
                  Manor/Baptist Hospital Obligated Group)(1)                          6.000%   08/15/2036  $     2,573,239
          10,000  Escambia County, FL Utilities Authority(1)                          6.250    01/01/2015           10,703
       7,470,000  Fiddler's Creek, FL Community Devel. District No. 2(3)              6.000    05/01/2038        3,626,237
       2,550,000  FL Capital Trust Agency (American Opportunity)(6)                   5.875    06/01/2038        1,453,526
       5,665,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)(3)               7.000    07/15/2032        2,548,910
       1,875,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)(3)               8.260    07/15/2038          843,638
         750,000  FL Capital Trust Agency (Miami Community Charter School)(1)         7.000    10/15/2040          746,303
      10,440,000  FL COP (Dept. of Management Services)(2)                            5.250    08/01/2028       11,600,615
          15,000  FL Correctional Private Commission (350 Bed Youthful) COP(1)        5.000    08/01/2017           15,115
         220,000  FL Gateway Services Community Devel. District (Sun City Center)(1)  6.500    05/01/2033          220,447
       1,250,000  FL Higher Educational Facilities Financial Authority
                  (Bethune-Cookman University)(1)                                     5.375    07/01/2032        1,358,263
       1,100,000  FL Lake Ashton II Community Devel. District(6)                      5.375    05/01/2036          887,117
       1,000,000  FL New Port Tampa Bay Community Devel. District(3)                  5.300    11/01/2012          239,990
       7,220,000  FL New Port Tampa Bay Community Devel. District(3)                  5.875    05/01/2038        1,732,728
         500,000  FL Parker Road Community Devel. District                            5.350    05/01/2015          212,560
         465,000  FL Parker Road Community Devel. District                            5.600    05/01/2038          197,783
         950,000  FL Principal One Community Devel. District(1)                       5.650    05/01/2035          952,014
       3,920,000  Flora Ridge, FL Educational Facilities Benefit District(1)          5.300    05/01/2037        3,295,936
       1,670,000  Fontainbleau Lakes, FL Community Devel. District(3)                 6.000    05/01/2015        1,204,270
         890,000  Fontainbleau Lakes, FL Community Devel. District(3)                 6.000    05/01/2038          642,313
         446,868  Forest Creek, FL Community Devel. District(6,7)                     5.450    05/01/2036          288,400
         150,000  Forest Creek, FL Community Devel. District(1)                       5.450    05/01/2036          148,220
       3,375,000  Greater Lakes/Sawgrass Bay, FL Community Devel. District(3)         5.500    05/01/2038        1,456,313
      16,000,000  Greater Orlando, FL Aviation Authority(2)                           5.000    10/01/2032       17,306,080
       1,180,000  Harrison Ranch, FL Community Devel. District(1)                     5.300    05/01/2038        1,096,798
         195,000  Heritage Isles, FL Community Devel. District(3)                     7.100    10/01/2023           36,617
       1,215,000  Heritage Plantation, FL Community Devel. District(6)                5.400    05/01/2037          487,288
          10,000  Hialeah, FL Hsg. Authority(1)                                       5.800    06/20/2033           10,190
         310,000  Highland Meadows, FL Community Devel. District Special
                  Assessment, Series A(3)                                             5.500    05/01/2036          123,151
       3,820,000  Highlands, FL Community Devel. District(3)                          5.550    05/01/2036        2,318,014
         515,000  Highlands, FL Community Devel. District(1)                          7.090    05/01/2020          257,912
         745,000  Hillsborough County, FL IDA (Senior Care Group)(1)                  6.750    07/01/2029          745,134
          25,000  Hillsborough County, FL IDA (Tampa General Hospital)(1)             5.400    10/01/2028           25,475
         855,000  Indigo, FL Community Devel. District                                5.750    05/01/2036          480,031
          35,000  Jacksonville, FL Health Facilities Authority (Daughters of
                  Charity Health Services of Austin)(1)                               5.250    08/15/2027           35,141
         250,000  Lakeside Landings, FL Devel. District(3)                            5.500    05/01/2038          102,710
       4,735,000  Lakewood Ranch, FL Stewardship District(1)                          5.500    05/01/2036        3,662,096

                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$      3,655,000  Lakewood Ranch, FL Stewardship District (Country Club East
                  Investors)(1)                                                       5.400%   05/01/2037  $     3,093,227
       4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)(1)                     6.750    10/01/2032        3,379,725
         500,000  Legends Bay, FL Community Devel. District                           5.500    05/01/2014          423,155
         500,000  Legends Bay, FL Community Devel. District                           5.875    05/01/2038          347,600
       1,930,000  Lucaya, FL Community Devel. District(1)                             5.375    05/01/2035        1,660,340
         530,000  Madison County, FL Mtg. (Twin Oaks)(1)                              6.000    07/01/2025          501,449
       1,775,000  Magnolia Creek, FL Community Devel. District(3)                     5.900    05/01/2039          710,746
       1,425,000  Magnolia West, FL Community Devel. District Special Assessment(3)   5.350    05/01/2037          785,845
       8,620,000  Meadow Pines, FL Community Devel. District Special Assessment(1)    6.250    05/01/2034        7,917,729
          50,000  Miami, FL Health Facilities Authority (Catholic Health East)(1)     5.250    11/15/2028           50,936
       1,000,000  Miami-Dade County, FL Aviation (Miami International Airport)(1)     5.500    10/01/2029        1,126,470
       6,905,000  Miromar Lakes, FL Community Devel. District(1)                      6.875    05/01/2035        6,410,464
       3,230,000  Miromar Lakes, FL Community Devel. District(1)                      7.375    05/01/2032        3,178,643
       3,655,000  Monterey/Congress, FL Community Devel. District Special
                  Assessment(1)                                                       5.375    05/01/2036        3,111,575
       9,035,000  Moody River, FL Estates Community Devel. District(1)                5.350    05/01/2036        5,954,065
      10,300,000  Myrtle Creek, FL Improvement District Special Assessment(1)         5.200    05/01/2037        8,546,013
         580,000  Naturewalk, FL Community Devel. District(6,7)                       5.300    05/01/2016          290,754
         485,000  Naturewalk, FL Community Devel. District(3,7)                       5.500    05/01/2038          243,266
         450,000  Oak Creek, FL Community Devel. District Special Assessment(1)       5.800    05/01/2035          404,766
       7,195,000  Oakland, FL Charter School(1)                                       6.950    12/01/2032        7,139,167
       1,345,000  Oakmont Grove, FL Community Devel. District Special Assessment(3)   5.250    05/01/2012          470,804
         500,000  Oakmont Grove, FL Community Devel. District Special Assessment(3)   5.400    05/01/2038          175,140
         300,000  Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)(1)                                                 8.875    07/01/2021          302,055
         800,000  Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)(1)                                                 9.000    07/01/2031          804,816
         250,000  Orange County, FL Health Facilities Authority (Orlando Lutheran
                  Tower)(1)                                                           5.500    07/01/2032          239,695
      10,000,000  Orange County, FL School Board COP(2)                               5.500    08/01/2034       11,071,600
         450,000  Palace Coral Gables, FL Community Devel. District Special
                  Assessment(1)                                                       5.000    05/01/2032          492,822
       1,000,000  Palace Coral Gables, FL Community Devel. District Special
                  Assessment(1)                                                       5.625    05/01/2042        1,125,420
       1,250,000  Palm Bay, FL Educational Facilities (Patriot Charter School)(3)     7.000    07/01/2036          337,488
          50,000  Palm Beach County Plantation, FL Community Devel. District
                  Special Assessment(1)                                               6.250    05/01/2034           51,621

                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$        125,000  Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)(1)                                              5.500%   12/01/2021  $       125,515
          25,000  Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)(1)                                              5.625    12/01/2031           25,039
       1,970,000  Palm Coast Park, FL Community Devel. District Special
                  Assessment(1)                                                       5.700    05/01/2037        1,285,977
       2,300,000  Palm Glades, FL Community Devel. District(1)                        5.300    05/01/2036        1,915,831
         975,000  Palm Glades, FL Community Devel. District Special Assessment(1)     7.250    08/01/2016          941,616
         460,000  Palm River, FL Community Devel. District(3)                         5.150    05/01/2013          183,236
         510,000  Palm River, FL Community Devel. District(3)                         5.375    05/01/2036          203,312
       4,335,000  Palma Sola Trace, FL Community Devel. District(1)                   5.750    05/01/2035        4,057,343
       2,270,000  Parkway Center, FL Community Devel. District, Series A(1)           6.125    05/01/2024        2,065,882
       2,195,000  Parkway Center, FL Community Devel. District, Series A(1)           6.300    05/01/2034        1,857,321
       1,375,000  Pine Ridge Plantation, FL Community Devel. District(3)              5.400    05/01/2037          904,131
       1,400,000  Pinellas County, FL Health Facility Authority (St. Mark
                  Village)(1)                                                         5.650    05/01/2037        1,269,898
         425,000  Poinciana West, FL Community Devel. District Special Assessment(1)  6.000    05/01/2037          406,636
          65,000  Port St. Lucie, FL Special Assessment (Peacock & Lowry)(1)          5.350    07/01/2027           58,141
         595,000  Portico, FL Community Devel. District(1)                            5.450    05/01/2037          286,457
       2,670,000  Portofino Cove, FL Community Devel. District Special Assessment(3)  5.250    05/01/2012        1,058,495
         490,000  Portofino Cove, FL Community Devel. District Special Assessment(3)  5.500    05/01/2038          194,403
         285,000  Portofino Landings, FL Community Devel. District Special
                  Assessment(3)                                                       5.200    05/01/2017          113,025
         980,000  Portofino Landings, FL Community Devel. District Special
                  Assessment(3)                                                       5.400    05/01/2038          388,805
      15,025,000  Quarry, FL Community Devel. District(1)                             5.500    05/01/2036       12,983,103
      10,460,000  Renaissance Commons, FL Community Devel. District, Series A(1)      5.600    05/01/2036        9,220,072
       1,710,000  Reunion East, FL Community Devel. District(6)                       5.800    05/01/2036          770,116
       1,850,000  Reunion East, FL Community Devel. District(6)                       7.375    05/01/2033          908,665
       4,175,000  Reunion East, FL Community Devel. District(1)                       7.375    05/01/2033        4,258,959
       1,455,000  Ridgewood Trails, FL Community Devel. District(6)                   5.650    05/01/2038          761,911
       2,500,000  River Glen, FL Community Devel. District Special Assessment(3)      5.450    05/01/2038        1,001,325
         150,000  Rolling Hills, FL Community Devel. District(3)                      5.450    05/01/2037           52,536
         400,000  Santa Rosa Bay, FL Bridge Authority                                 6.250    07/01/2028          193,440
       4,535,000  Sarasota County, FL Educational Facilities (School of Arts &
                  Sciences)(1)                                                        6.500    07/01/2040        4,667,467
       3,445,000  Sarasota County, FL Educational Facilities (School of Arts &
                  Sciences)(1)                                                        6.750    07/01/2030        3,709,714

                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$      2,875,000  Six Mile Creek, FL Community Devel. District(6)                     5.875%   05/01/2038  $       747,874
       1,985,000  South Bay, FL Community Devel. District(3)                          5.125    11/01/2009          636,470
       3,750,000  South Bay, FL Community Devel. District(3)                          5.375    05/01/2013          818,025
       5,400,000  South Bay, FL Community Devel. District(3)                          5.950    05/01/2036        1,732,428
       2,070,000  St. John's Forest, FL Community Devel. District,
                  Series A(1)                                                         6.125    05/01/2034        2,022,369
       1,500,000  St. Johns County, FL IDA (Presbyterian Retirement)(1)               6.000    08/01/2045        1,620,810
         400,000  St. Johns County, FL IDA (St. John's County Welfare Federation)(1)  5.250    10/01/2041          317,324
         760,000  Stonegate, FL Community Devel. District(1)                          6.000    05/01/2024          773,954
         995,000  Stonegate, FL Community Devel. District(1)                          6.125    05/01/2034        1,009,527
       1,900,000  Sweetwater Creek, FL Community Devel. District(3)                   5.500    05/01/2038          665,684
         105,000  Tavares, FL Water & Sewer(1)                                        5.500    10/01/2030          105,150
       6,020,000  Tern Bay, FL Community Devel. District(3)                           5.000    05/01/2015        1,493,502
         500,000  Tern Bay, FL Community Devel. District(3)                           5.375    05/01/2037          124,080
       4,580,000  Town Center, FL at Palm Coast Community Devel. District(1)          6.000    05/01/2036        3,360,667
         230,000  Turnbull Creek, FL Community Devel. District Special Assessment(1)  5.250    05/01/2037          160,374
       8,785,000  Turnbull Creek, FL Community Devel. District Special Assessment(1)  5.800    05/01/2035        7,530,502
       8,675,000  Two Creeks, FL Community Devel. District(1)                         5.250    05/01/2037        6,112,492
       5,450,000  Verandah East, FL Community Devel. District(1)                      5.400    05/01/2037        3,161,545
       4,195,000  Verandah, FL Community Devel District(1)                            5.250    05/01/2036        3,513,061
       1,020,000  Verano Center, FL Community Devel. District(1)                      5.375    05/01/2037          642,804
       8,755,000  Verona Walk, FL Community Devel. District(1)                        5.375    05/01/2037        7,347,546
       1,000,000  Villa Portofino East, FL Community Devel. District(1)               5.200    05/01/2037          827,590
       2,565,000  Villa Vizcaya, FL Community Devel. District Special Assessment(3)   5.350    05/01/2017        1,294,658
         420,000  Villa Vizcaya, FL Community Devel. District Special Assessment(3)   5.550    05/01/2039          212,100
       1,575,000  Villages of Westport, FL Community Devel. District                  5.700    05/01/2035          922,226
       6,560,000  Villagewalk of Bonita Springs, FL Community Devel. District(1)      5.150    05/01/2038        5,329,606
       4,770,000  Vista, FL Community Devel. District Special Assessment(1)           5.375    05/01/2037        4,148,183
       2,750,000  Volusia County, FL Educational Facility Authority (Embry-Riddle
                  Aeronautical University)(1)                                         5.000    10/15/2029        2,956,910
       1,500,000  Waterford Estates, FL Community Devel. District Special
                  Assessment(3)                                                       5.125    05/01/2013          447,360
       2,470,000  Waterford Estates, FL Community Devel. District Special
                  Assessment(3)                                                       5.500    05/01/2037          737,073
       1,120,000  Watergrass, FL Community Devel. District Special Assessment(1)      5.125    11/01/2014          806,030
         675,000  Watergrass, FL Community Devel. District Special Assessment(1)      5.375    05/01/2039          345,229

                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
FLORIDA CONTINUED
$      5,645,000  Watergrass, FL Community Devel. District Special Assessment(1)      5.500%   05/01/2036  $     3,006,132
       2,391,156  Watergrass, FL Community Devel. District Special Assessment(1)      6.960    11/01/2017        2,221,671
         950,000  Waterlefe, FL Community Devel. District Golf Course(3)              8.125    10/01/2025           71,250
       6,240,000  Waters Edge, FL Community Devel. District(1)                        5.300    05/01/2036        5,807,942
         805,000  Waters Edge, FL Community Devel. District(3)                        5.350    05/01/2039          355,327
         250,000  Waters Edge, FL Community Devel. District(3)                        5.400    05/01/2039          110,353
       1,785,000  Waterstone, FL Community Devel. District(3)                         5.500    05/01/2018          715,624
         385,000  West Villages, FL Improvement District                              5.350    05/01/2015          297,382
       3,880,000  West Villages, FL Improvement District(3)                           5.500    05/01/2037        1,735,097
       3,300,000  West Villages, FL Improvement District                              5.500    05/01/2038        1,543,146
       7,350,000  West Villages, FL Improvement District                              5.800    05/01/2036        3,530,867
       4,925,000  Westridge, FL Community Devel. District(3)                          5.800    05/01/2037        1,875,489
       5,840,000  Westside, FL Community Devel. District(3)                           5.650    05/01/2037        2,460,450
       5,005,000  World Commerce, FL Community Devel. District Special Assessment(1)  6.125    05/01/2035        4,692,037
       2,250,000  Wyld Palms, FL Community Devel. District(3)                         5.400    05/01/2015          697,500
       1,445,000  Wyld Palms, FL Community Devel. District(3)                         5.500    05/01/2038          448,123
         450,000  Zephyr Ridge, FL Community Devel. District(3)                       5.250    05/01/2013          179,118
         990,000  Zephyr Ridge, FL Community Devel. District(3)                       5.625    05/01/2037          394,347
                                                                                                           ---------------
                                                                                                               321,280,410

GEORGIA--1.5%
      12,990,000  Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta
                  University)                                                         6.000    07/01/2036        7,793,610
       2,470,000  Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta
                  University)                                                         6.250    07/01/2036        1,481,926
           5,000  Atlanta, GA HDC (Bedford Tower)(1)                                  6.250    01/01/2015            5,018
         250,000  Atlanta, GA Tax Allocation (Beltline)(1)                            7.500    01/01/2031          273,345
       1,000,000  Chatham County, GA Hospital Authority (Memorial Health
                  University Medical Center)(1)                                       5.375    01/01/2026        1,004,300
         250,000  Chatham County, GA Hospital Authority (Memorial Health
                  University Medical Center)(1)                                       5.500    01/01/2034          249,665
          15,000  Dalton, GA Devel. Authority (Hamilton Health Care System)(1)        5.000    08/15/2028           15,003
          25,000  Dalton, GA Devel. Authority (Hamilton Health Care
                  System/Hamilton Medical Center Obligated Group)(1)                  5.375    08/15/2016           25,052
       8,170,000  DeKalb County, GA Devel. Authority Public Purpose(1)                5.500    12/10/2023        8,290,916
          10,000  DeKalb County, GA Hsg. Authority (Spring Chase Apartments)(1)       5.400    11/01/2030           10,003
       2,000,000  DeKalb County, GA Water & Sewer(1)                                  5.250    10/01/2036        2,245,440
       3,380,000  East Point, GA (Camp Creek), Series B(1)                            8.000    02/01/2026        3,393,250
       5,085,000  East Point, GA (Camp Creek), Series B(1)                            8.000    02/01/2026        5,104,933
       5,000,000  GA Main Street Natural Gas(1)                                       5.500    09/15/2026        5,553,500

                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
GEORGIA CONTINUED
$         25,000  GA Municipal Electric Authority(1)                                  6.600%   01/01/2018  $        28,231
         125,000  GA Private Colleges & University Authority (Mercer University)(1)   5.375    06/01/2031          125,008
         500,000  Savannah, GA EDA (Skidway Health & Living Services)(1)              7.400    01/01/2024          507,750
          25,000  Ware County, GA Hospital Authority (Southeast Health Unit)(1)       6.625    03/01/2017           25,302
                                                                                                           ---------------
                                                                                                                36,132,252

IDAHO--0.2%
          60,000  ID Health Facilities Authority (Trinity Health Corp.)(1)            6.250    12/01/2033           70,807
       1,000,000  ID Hsg. & Finance Assoc. (Compass Public Charter School)(1)         6.250    07/01/2045        1,003,700
          50,000  ID Hsg. Agency (Multifamily Hsg.)(1)                                6.700    07/01/2024           50,101
       5,360,000  Pocatello, ID Devel. Authority Revenue Allocation Tax
                  Increment, Series A(1)                                              6.000    08/01/2028        4,956,285
                                                                                                           ---------------
                                                                                                                 6,080,893

ILLINOIS--12.8%
         500,000  Annawan, IL Tax Increment (Patriot Renewable Fuels)(1)              5.625    01/01/2018          422,905
       1,825,000  Bedford Park, IL Tax(1)                                             5.125    12/30/2018        1,791,584
         235,000  Chicago, IL Midway Airport, Series B(1)                             5.000    01/01/2035          235,134
      10,000,000  Chicago, IL O'Hare International Airport(1)                         5.625    01/01/2035       11,459,900
       6,000,000  Chicago, IL Park District (Harbor Facilities)(2)                    5.250    01/01/2037        6,606,900
      10,000,000  Chicago, IL Park District (Harbor Facilities)(2)                    5.250    01/01/2040       10,988,300
       2,400,000  Cook County, IL Community School District GO(1)                     7.125    06/01/2024        2,634,552
         949,000  Cortland, IL Special Tax (Sheaffer System)(6)                       5.500    03/01/2017          603,991
         395,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2026          413,577
         410,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2027          426,995
         435,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2028          451,935
         455,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2029          471,794
         475,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2030          490,623
         500,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2031          514,445
          40,000  Country Club Hills, IL GO(1)                                        5.000    12/01/2032           41,076
         168,000  Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)(1)                                                5.400    03/01/2016          167,929
         320,000  Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)(1)                                                5.625    03/01/2036          281,363
       1,250,000  Gilberts, IL Special Service Area No. 19 Special Tax
                  (Conservancy)(3)                                                    5.375    03/01/2016          437,625
       2,225,000  Harvey, IL GO                                                       5.500    12/01/2027        2,037,388
       1,000,000  Harvey, IL GO                                                       5.625    12/01/2032          901,400
       5,530,000  Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)(1)   6.875    08/01/2028        4,485,162
          65,000  IL Devel. Finance Authority (Community Rehabilitation
                  Providers)(1)                                                       5.700    07/01/2019           56,792

                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
ILLINOIS CONTINUED
$      1,920,000  IL Finance Authority (Bethel Terrace Apartments)(1)                 5.125%   09/01/2025  $     1,851,552
       1,010,000  IL Finance Authority (Illinois Institute of Technology)(1)          5.000    04/01/2026          887,719
      14,660,000  IL Finance Authority (Illinois Institute of Technology)(1)          5.000    04/01/2031       12,256,786
       1,000,000  IL Finance Authority (Illinois Institute of Technology)(1)          5.000    04/01/2036          806,770
         155,000  IL Finance Authority (Illinois Institute of Technology)(1)          6.500    02/01/2023          158,629
       2,215,000  IL Finance Authority (Illinois Institute of Technology)(1)          7.125    02/01/2034        2,280,874
         500,000  IL Finance Authority (Luther Oaks)(1)                               5.700    08/15/2028          442,675
         500,000  IL Finance Authority (Luther Oaks)(1)                               6.000    08/15/2039          430,275
       1,000,000  IL Finance Authority (Lutheran Social Services of
                  Illinois/Vesper Management Corp. Obligated Group)(1)                5.125    08/15/2028          910,710
       2,108,612  IL Finance Authority (Monarch Landing)(6,8)                         7.000    12/01/2027               21
       3,584,640  IL Finance Authority (Monarch Landing)(6,8)                         7.000    12/01/2037               36
       1,750,000  IL Finance Authority (Noble Network Charter Schools)(1)             5.000    09/01/2027        1,511,178
       2,000,000  IL Finance Authority (Noble Network Charter Schools)(1)             5.000    09/01/2031        1,643,640
       2,745,000  IL Finance Authority (Noble Network Charter Schools)(1)             5.000    09/01/2032        2,235,830
      20,000,000  IL Finance Authority (Northwestern Memorial Hospital)(2)            6.000    08/15/2039       23,087,800
         100,000  IL Finance Authority (Northwestern Memorial Hospital)(1)            6.000    08/15/2039          105,284
       5,050,000  IL Finance Authority (OSF Healthcare System)(1)                     5.750    11/15/2033        5,483,947
          75,000  IL Finance Authority (OSF Healthcare System)(1)                     7.125    11/15/2035           83,147
      10,190,000  IL Finance Authority (Provena Health)(1)                            7.750    08/15/2034       12,913,787
      15,000,000  IL Finance Authority (Resurrection Health Care)(2)                  5.250    05/15/2029       15,568,950
       5,000,000  IL Finance Authority (Resurrection Health)(1)                       6.125    05/15/2025        5,655,200
       3,250,000  IL Finance Authority (Roosevelt University)(1)                      5.500    04/01/2032        3,335,605
       2,500,000  IL Finance Authority (Roosevelt University)(1)                      5.500    04/01/2037        2,552,725
       5,495,000  IL Finance Authority (Roosevelt University)(1)                      5.750    04/01/2024        5,931,193
       2,615,000  IL Finance Authority (Roosevelt University)(1)                      6.250    04/01/2029        2,868,027
      28,415,000  IL Finance Authority (Roosevelt University)(1)                      6.500    04/01/2039       30,969,793
       5,855,000  IL Finance Authority (Roosevelt University)(1)                      6.500    04/01/2044        6,363,331
       3,750,000  IL Finance Authority (Sedgebrook)(6,8)                              6.000    11/15/2027               38
      10,000,000  IL Finance Authority (Sedgebrook)(6,8)                              6.000    11/15/2037              100
      10,000,000  IL Finance Authority (Sedgebrook)(6,8)                              6.000    11/15/2042              100
      10,645,000  IL Finance Authority (Silver Cross Hospital and Medical
                  Centers)(1)                                                         7.000    08/15/2044       11,842,137
       4,765,000  IL Finance Authority (Swedish Covenant Hospital)(1)                 5.750    08/15/2029        5,213,053
       1,500,000  IL Finance Authority (The New Admiral at the Lake)(1)               8.000    05/15/2040        1,573,155

                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
ILLINOIS CONTINUED
$      2,000,000  IL Finance Authority (The New Admiral at the Lake)(1)               8.000%   05/15/2046  $     2,097,540
      10,000,000  IL Finance Authority (Trinity Health Corp.)(1)                      5.000    12/01/2030       10,801,800
       3,000,000  IL Finance Authority Student Hsg. (MJH Education Assistance)(3)     5.125    06/01/2035        2,580,000
       1,500,000  IL GO(1)                                                            5.000    03/01/2037        1,576,650
       5,200,000  IL Health Facilities Authority (Covenant Retirement
                  Communities)(1)                                                     5.625    12/01/2032        5,220,540
          70,000  IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)(1)   5.625    01/01/2028           70,710
          35,000  IL Health Facilities Authority (Holy Family Medical Center)(1)      5.125    08/15/2022           35,004
          15,000  IL Health Facilities Authority (Northwestern Medical Faculty
                  Foundation)(1)                                                      5.125    11/15/2028           15,047
          80,000  IL Health Facilities Authority (Rockford Memorial
                  Hospital/Rockford Memorial Health Services Corp. Obligated
                  Group)(1)                                                           5.000    08/15/2021           80,002
      25,000,000  IL Metropolitan Pier & Exposition Authority (McCormick Place
                  Exposition)(2)                                                      5.250    06/15/2050       26,727,750
      15,000,000  IL Metropolitan Pier & Exposition Authority (McCormick Place
                  Exposition)(2)                                                      5.500    06/15/2050       16,313,700
         330,000  IL Metropolitan Pier & Exposition Authority (McCormick Place
                  Exposition)(1)                                                      5.500    06/15/2050          358,901
       4,431,000  Lakemoor Village, IL Special Tax(1)                                 5.000    03/01/2027        4,203,645
       2,725,000  Lincolnshire, IL Special Service Area No. 1 Special Tax
                  (Sedgebrook)(1)                                                     6.250    03/01/2034        2,633,495
         500,000  Lombard, IL Public Facilities Corp. (Conference Center & Hotel)     5.500    01/01/2036          331,245
       1,455,000  Manhattan, IL Special Service Area Special Tax (Groebe
                  Farm-Stonegate)(3)                                                  6.125    03/01/2040          400,314
         480,000  Markham, IL GO(1)                                                   5.750    02/01/2028          498,494
       1,185,000  Plano, IL Special Service Area No. 5(1)                             6.000    03/01/2036        1,077,663
         500,000  Southwestern IL Devel. Authority (Eden Retirement Center)(1)        5.850    12/01/2036          366,380
       4,990,000  Southwestern IL Devel. Authority (Local Government Programming)(1)  7.000    10/01/2022        5,098,333
       1,990,000  Southwestern IL Devel. Authority (Village of Sauget)(1)             5.625    11/01/2026        1,564,180
          25,000  Springfield, IL Water(1)                                            5.400    03/01/2015           25,096
       3,000,000  University of Illinois (Auxiliary Facilities System)(1)             5.125    04/01/2036        3,254,520
      12,000,000  University of Illinois (Auxiliary Facilities System)(2)             5.750    04/01/2038       13,431,000
       1,975,000  Vernon Hills, IL Tax Increment (Town Center)(1)                     6.250    12/30/2026        1,876,685
         960,000  Volo Village, IL Special Service Area (Lancaster Falls)(1)          5.750    03/01/2036          837,706
       3,822,000  Volo Village, IL Special Service Area (Remington Pointe)(1)         6.450    03/01/2034        3,645,500
       1,770,000  Yorkville, IL United City Special Services Area Special Tax
                  (Bristol Bay)(1)                                                    5.875    03/01/2036        1,709,360

                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
ILLINOIS CONTINUED
$      1,634,000  Yorkville, IL United City Special Services Area Special Tax
                  (Raintree Village II)(1)                                            6.250%   03/01/2035  $       965,384
                                                                                                           ---------------
                                                                                                               312,682,081

INDIANA--2.4%
       1,600,000  Anderson, IN Redevel. District(1)                                   6.000    02/01/2026        1,764,384
       1,700,000  Carmel, IN Redevel. District COP(1)                                 6.500    07/15/2035        1,766,147
       6,300,000  Carmel, IN Redevel. District COP(1)                                 7.750    01/15/2030        7,158,438
       5,075,000  Carmel, IN Redevel. District COP(1)                                 8.000    01/15/2035        5,774,690
       1,000,000  Hammond, IN Local Public Improvement District(1)                    6.500    08/15/2030        1,034,640
       1,000,000  Hammond, IN Local Public Improvement District(1)                    6.750    08/15/2035        1,037,820
       5,325,000  IN Finance Authority (King's Daughters Hospital)(1)                 5.500    08/15/2045        5,356,205
       2,885,000  IN Finance Authority (Marian University)(1)                         5.250    09/15/2025        2,990,735
       4,250,000  IN Finance Authority (Marian University)(1)                         6.375    09/15/2041        4,556,213
       4,750,000  IN Finance Authority (Marian University)(1)                         6.500    09/15/2030        5,244,048
         325,000  IN Finance Authority Educational Facilities (Irvington
                  Community)(1)                                                       9.000    07/01/2039          391,820
       3,400,000  IN Finance Authority Wastewater Utility(1)                          5.250    10/01/2038        3,797,188
          30,000  IN Health Facility Financing Authority (Community Hospital of
                  Anderson)(1)                                                        6.000    01/01/2023           30,060
       5,000,000  Indianapolis, IN Local Public Improvement Bond Bank(1)              5.750    01/01/2038        5,614,750
       1,000,000  Indianapolis, IN Multifamily Hsg. (Berkley Common)(1)               5.750    07/01/2030        1,064,890
       3,985,000  Indianapolis, IN Multifamily Hsg. (Berkley Common)(1)               6.000    07/01/2040        4,167,672
       2,025,000  Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)(1)          7.000    02/01/2039        2,195,930
       4,750,000  North Manchester, IN (Estelle Peabody Memorial Home)(3)             7.125    07/01/2022        1,614,478
       2,250,000  Shelbyville, IN Redevel. District Tax Increment (Central
                  Shelbyville Economic)(1)                                            6.500    07/01/2022        2,228,333
          65,000  St. Joseph County, IN Economic Devel. (Madison Center)(1)           5.500    02/15/2021           65,051
                                                                                                           ---------------
                                                                                                                57,853,492

IOWA--1.9%
       1,000,000  Dickinson County, IA Hsg. (Spirit Lake)(1)                          5.875    12/01/2036          906,160
         750,000  IA Finance Authority (Amity Fellowserve)(1)                         6.500    10/01/2036          720,735
         400,000  IA Finance Authority (Boys & Girls Home and Family Services)        5.900    12/01/2028          211,960
         468,837  IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)(1)            5.375    06/01/2025          373,316
       7,975,000  IA Tobacco Settlement Authority(1)                                  5.375    06/01/2038        6,545,242
       9,500,000  IA Tobacco Settlement Authority(1)                                  5.500    06/01/2042        7,760,930
      36,020,000  IA Tobacco Settlement Authority (TASC)(1)                           5.625    06/01/2046       29,384,035
                                                                                                           ---------------
                                                                                                                45,902,378

                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
KANSAS--0.2%
$      1,205,000  Hays, KS Sales Tax(1)                                               6.000%   01/01/2025  $     1,173,646
       1,000,000  KS Devel. Finance Authority (K-State Athletics)(1)                  5.000    07/01/2031        1,079,900
         530,000  Overland Park, KS Transportation Devel. District (Grass Creek)(1)   4.850    09/01/2016          527,636
       2,435,000  Pittsburgh, KS Special Obligation (North Broadway Redevel.)(1)      4.900    04/01/2024        1,980,605
                                                                                                           ---------------
                                                                                                                 4,761,787

KENTUCKY--0.0%
          15,000  Jefferson County, KY Health Facilities (Alliant Health System)(1)   5.125    10/01/2027           15,009
          75,000  Jefferson County, KY Health Facilities (University Medical
                  Center)(1)                                                          5.250    07/01/2022           75,107
         970,000  Kenton County, KY Airport (Delta Airlines)(3)                       8.000    12/01/2015               10
          80,000  KY Hsg. Corp.(1)                                                    5.200    07/01/2022           80,131
          15,000  Springfield, KY Educational Devel. (St. Catherine College)(1)       5.750    10/01/2035           15,316
                                                                                                           ---------------
                                                                                                                   185,573

LOUISIANA--2.1%
       1,000,000  LA Citizens Property Insurance Corp.(1)                             5.000    06/01/2024        1,131,330
       1,000,000  LA Citizens Property Insurance Corp.(1)                             5.000    06/01/2024        1,139,560
       8,280,000  LA HFA (La Chateau)(1)                                              6.875    09/01/2029        8,707,496
       5,000,000  LA HFA (La Chateau)(1)                                              7.250    09/01/2039        5,303,600
       2,000,000  LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)      5.250    09/01/2018        1,201,580
          35,000  LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)      5.250    09/01/2035           20,077
       3,085,000  LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)      5.500    09/01/2022        1,767,674
       1,000,000  LA Local Government EF&CD Authority (Bellemont Apartments)(1)       6.000    09/01/2022          882,810
       1,750,000  LA Local Government EF&CD Authority (Bellemont Apartments)(1)       6.000    09/01/2027        1,466,710
       3,925,000  LA Local Government EF&CD Authority (Bellemont Apartments)(1)       6.000    09/01/2035        3,073,197
         515,000  LA Local Government EF&CD Authority (Bellemont Apartments)(1)       7.500    09/01/2016          475,726
       1,240,000  LA Local Government EF&CD Authority (Capital Projects and
                  Equipment)(1)                                                       6.550    09/01/2025        1,308,175
          25,000  LA Public Facilities Authority (Dillard University)(1)              5.300    08/01/2026           25,324
      19,250,000  LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)(1)  6.750    07/01/2039       22,266,860
       2,500,000  Lakeshore Villages, LA Master Community Devel. District(6)          5.250    07/01/2017        1,000,200
          20,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)      5.000    07/15/2025           20,511
          75,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)      5.000    07/15/2027           75,026

                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
LOUISIANA CONTINUED
$        140,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)      5.500%   07/15/2018  $       140,228
         290,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)      5.600    07/15/2025          290,200
          40,000  New Orleans, LA Public Improvement District(1)                      5.125    12/01/2026           40,065
                                                                                                           ---------------
                                                                                                                50,336,349

MAINE--0.3%
       2,000,000  ME H&HEFA (Maine General Medical Center)(1)                         6.750    07/01/2036        2,254,740
       5,000,000  ME H&HEFA (Maine General Medical Center)(1)                         7.500    07/01/2032        5,970,950
                                                                                                           ---------------
                                                                                                                 8,225,690

MARYLAND--0.3%
          10,000  Baltimore, MD Wastewater(1)                                         5.125    07/01/2042           10,062
          20,000  MD EDC Student Hsg. (Allegheny College Hsg.)(1)                     5.750    09/01/2020           19,803
          40,000  MD EDC Student Hsg. (Allegheny College Hsg.)(1)                     6.000    09/01/2032           37,500
       4,900,000  MD EDC Student Hsg. (Bowie State University)(1)                     5.375    06/01/2033        4,348,701
         620,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)                 5.750    06/01/2029          620,428
         520,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)                 6.000    06/01/2030          520,224
          50,000  MD EDC Student Hsg. (Morgan State University)(1)                    6.000    07/01/2034           50,005
       2,000,000  MD EDC Student Hsg. (University of Maryland)(1)                     5.625    10/01/2023        1,507,880
          65,000  MD EDC Student Hsg. (University Village at Sheppard Pratt)(1)       6.000    07/01/2033           61,641
          65,000  MD H&HEFA (Johns Hopkins Hospital)(1)                               5.375    07/01/2020           65,138
         979,000  Prince Georges County, MD Special District (Victoria Falls)(1)      5.250    07/01/2035          950,824
         750,000  Salisbury, MD Special Obligation (Villages at Aydelotte Farm)       5.250    01/01/2037          287,663
                                                                                                           ---------------
                                                                                                                 8,479,869

MASSACHUSETTS--0.1%
         100,000  MA Devel. Finance Agency (Boston Biomedical Research)(1)            5.750    02/01/2029           98,032
         260,000  MA Devel. Finance Agency (Evergreen Center)(1)                      5.500    01/01/2035          256,662
         750,000  MA Devel. Finance Agency (Lasell College)(1)                        5.500    07/01/2026          790,230
         461,488  MA Devel. Finance Agency (Linden Ponds)                             0.605(4) 11/15/2056            2,400
          92,782  MA Devel. Finance Agency (Linden Ponds)(1)                          5.500    11/15/2046           57,069
          14,103  MA Devel. Finance Agency (Linden Ponds)(1)                          6.250    11/15/2039           10,386
       1,733,606  MA Devel. Finance Agency (Linden Ponds)(1)                          6.250    11/15/2046        1,248,387
          40,000  MA Devel. Finance Agency (Northern Berkshire Community Services)    6.250    08/15/2029           18,196
          50,000  MA Devel. Finance Agency (Orchard Cove)(1)                          5.250    10/01/2037           42,908
          25,000  MA H&EFA (Beverly Hospital Corp.)(1)                                5.250    07/01/2023           25,026
         450,000  MA H&EFA (North Adams Regional Hospital)(3)                         6.625    07/01/2018          204,710
          55,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                         5.300    11/15/2028           55,003
         245,000  MA Industrial Finance Agency (Avon Associates)(1)                   5.375    04/01/2020          245,434
                                                                                                           ---------------
                                                                                                                 3,054,443

                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
MICHIGAN--2.7%
$         30,000  Clare County, MI Sewer Disposal System(1)                           5.850%   11/01/2021  $        30,759
       1,100,000  Detroit, MI City School District(1)                                 5.000    05/01/2028        1,215,258
         680,000  Detroit, MI City School District(1)                                 5.000    05/01/2031          742,349
         500,000  Detroit, MI City School District(1)                                 5.000    05/01/2033          540,675
         680,000  Detroit, MI GO(1)                                                   5.250    04/01/2016          650,508
          10,000  Detroit, MI Local Devel. Finance Authority(1)                       5.500    05/01/2021            8,522
       2,250,000  Detroit, MI Sewer Disposal System(1)                                6.500    07/01/2024        2,625,683
       2,850,000  Detroit, MI Sewer Disposal System(1)                                7.500    07/01/2033        3,576,380
       5,300,000  Detroit, MI Water Supply System(1)                                  5.000    07/01/2030        5,301,590
       1,555,000  Detroit, MI Water Supply System(1)                                  5.000    07/01/2033        1,559,821
       1,000,000  Detroit, MI Water Supply System(1)                                  5.000    07/01/2036        1,001,020
         155,000  Flint, MI Hospital Building Authority (Hurley Medical Center)(1)    5.375    07/01/2018          155,150
       2,200,000  Grand Traverse Academy, MI Public School Academy(1)                 4.625    11/01/2027        1,843,490
       1,000,000  Grand Traverse Academy, MI Public School Academy(1)                 4.750    11/01/2032          809,130
         495,000  Grand Traverse Academy, MI Public School Academy(1)                 5.000    11/01/2022          464,176
         100,000  Highland Park, MI Building Authority(1)                             7.750    05/01/2018          108,713
       4,000,000  Kent, MI Hospital Finance Authority (Spectrum Health)(1)            5.000    11/15/2029        4,426,640
         600,000  MI Finance Authority (Old Redford Public School Academy)(1)         5.900    12/01/2030          591,312
         600,000  MI Finance Authority (Old Redford Public School Academy)(1)         6.500    12/01/2040          609,012
         155,000  MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated
                  Group)(1)                                                           5.000    02/15/2018          155,158
          10,000  MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)          5.000    08/15/2018           10,025
          75,000  MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)          5.000    08/15/2031           75,065
          10,000  MI Hospital Finance Authority (Sisters of Mercy Health System)(1)   5.250    08/15/2021           10,040
      14,600,000  MI Hospital Finance Authority (Trinity Health)(2)                   6.125    12/01/2023       17,307,862
          15,000  MI Hsg. Devel. Authority (Walled Lake Villa)(1)                     6.000    04/15/2018           15,041
         340,000  MI John Tolfree Health System Corp.(1)                              6.000    09/15/2023          310,121
       1,155,000  MI Public Educational Facilities Authority (Old Redford
                  Academy)(1)                                                         6.000    12/01/2035        1,104,480
      10,619,543  MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)  5.850    08/31/2027        7,921,967
         463,000  MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)  7.875    08/31/2028          434,326
   1,323,000,000  MI Tobacco Settlement Finance Authority                             9.838(4) 06/01/2058        9,022,860
         250,000  Monroe County, MI Hospital Finance Authority (Mercy Memorial
                  Hospital Corp.)(1)                                                  5.500    06/01/2035          252,488

                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
MICHIGAN CONTINUED
$        120,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A(1)           6.600%   06/01/2022  $       120,312
          15,000  Oakland County, MI Sewer Disposal (White Lake Township)(1)          6.000    05/01/2013           15,329
         400,000  Plymouth, MI Educational Center Charter School (Public School
                  Academy)(1)                                                         5.375    11/01/2030          366,440
       1,325,000  Plymouth, MI Educational Center Charter School (Public School
                  Academy)(1)                                                         5.625    11/01/2035        1,207,022
         405,000  Pontiac, MI Tax Increment Finance Authority(1)                      6.250    06/01/2022          411,047
          10,000  Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)(1)                                                        5.250    11/15/2035           10,006
          85,000  Wayne County, MI Building Authority(1)                              5.250    06/01/2016           85,338
                                                                                                           ---------------
                                                                                                                65,095,115

MINNESOTA--0.5%
         885,000  Columbia Heights, MN EDA Tax Increment (Huset Park Area
                  Redevel.)(1)                                                        5.375    02/15/2032          751,374
       1,260,000  Columbia Heights, MN Multifamily & Health Care Facilities
                  (Crest View Corp.)(1)                                               5.700    07/01/2042          923,819
         610,000  Minneapolis, MN Tax Increment (St. Anthony Falls)(1)                5.750    02/01/2027          610,238
         975,000  Mound, MN Hsg. & Redevel. Authority (Metroplaines)(1)               5.000    02/15/2027          952,029
       1,615,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)  5.000    02/01/2031        1,478,694
         110,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)  5.375    08/01/2021          111,723
       1,500,000  St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)  5.625    02/01/2031        1,481,895
          54,000  St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)(1)    6.250    03/01/2029           55,091
       6,641,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)           7.000    03/01/2029        6,656,274
         245,000  St. Paul, MN Port Authority (Great Northern)(1)                     6.000    03/01/2030          245,473
                                                                                                           ---------------
                                                                                                                13,266,610

MISSISSIPPI--0.2%
          80,000  Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)(1)   5.750    07/01/2031           80,096
          45,000  Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)(1)   6.200    07/01/2018           45,116
          60,000  Lowndes County, MS Solid Waste Disposal & Pollution Control
                  (Weyerhaeuser Company)(1)                                           6.800    04/01/2022           67,433
         930,000  Meridian, MS Tax Increment (Meridian Crossroads)(1)                 8.750    12/01/2024          999,871
       5,145,000  MS Home Corp. (Valley State Student Hsg.)                           5.500    12/01/2035        3,070,536
       1,150,000  MS Hospital Equipment & Facilities Authority (Southwest
                  Mississippi Regional Medical Center)(1)                             5.750    04/01/2023        1,165,123
                                                                                                           ---------------
                                                                                                                 5,428,175

                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
MISSOURI--2.7%
$         95,000  Bates County, MO Hospital (Bates County Memorial Hospital)(1)       5.650%   03/01/2021  $        95,081
         200,000  Belton, MO Tax Increment (Belton Town Center)(1)                    5.625    03/01/2025          188,218
         310,000  Branson Hills, MO Infrastructure Facilities(1)                      5.000    04/01/2013          307,061
         250,000  Branson Hills, MO Infrastructure Facilities(1)                      5.500    04/01/2027          183,500
         900,000  Branson, MO IDA (Branson Hills Redevel.)(1)                         5.750    05/01/2026          833,103
         365,000  Branson, MO IDA (Branson Hills Redevel.)(1)                         7.050    05/01/2027          356,017
       1,760,000  Branson, MO IDA (Branson Landing)(1)                                5.250    06/01/2021        1,685,094
       7,730,000  Branson, MO IDA (Branson Shoppe Redevel.)(1)                        5.950    11/01/2029        7,190,291
         675,000  Broadway-Fairview, MO Transportation Devel. District (Columbia)(1)  5.875    12/01/2031          540,425
         400,000  Chillicothe, MO Tax Increment (South U.S. 65)(1)                    5.500    04/01/2021          394,172
         400,000  Chillicothe, MO Tax Increment (South U.S. 65)(1)                    5.625    04/01/2027          375,208
         665,000  Hawk Ridge, MO Transportation Devel. District(1)                    4.650    02/01/2017          593,399
       3,840,000  Hawk Ridge, MO Transportation Devel. District(1)                    5.000    02/01/2030        2,342,438
      14,360,000  Hazelwood, MO Transportation Devel. District (370/ Missouri
                  Bottom Road/Tausig Road)(1)                                         7.200    05/01/2033       14,459,946
       2,575,000  Independence, MO 39th Street Transportation(1)                      6.875    09/01/2032        2,621,530
       1,050,000  Kansas City, MO Tax Increment (Briarcliff West)(1)                  5.150    06/01/2016        1,073,048
       1,250,000  Kansas City, MO Tax Increment (Briarcliff West)(1)                  5.400    06/01/2024        1,178,925
         800,000  Kansas City, MO Tax Increment (Shoal Creek Parkway)(1)              6.500    06/01/2025          822,984
       2,530,000  Kansas City, MO Tax Increment (Southtown)(1)                        6.000    03/01/2017        2,613,186
         465,000  Lees Summit, MO IDA (Kensington Farms)(1)                           5.500    03/01/2021          450,427
         250,000  Lees Summit, MO IDA (Kensington Farms)(1)                           5.750    03/01/2029          227,858
         790,000  Liberty, MO Tax Increment (Liberty Triangle)(1)                     5.875    10/01/2029          764,467
       2,100,000  Maplewood, MO Tax (Maplewood South Redevel.)(1)                     5.750    11/01/2026        2,016,252
         355,000  MO Grindstone Plaza Transportation Devel. District(1)               5.500    10/01/2031          264,567
         230,000  Northwoods, MO Transportation Devel. District(1)                    5.850    02/01/2031          198,292
       1,390,000  Osage Beach, MO Tax Increment (Prewitts Point)(1)                   4.800    05/01/2016        1,341,837
       1,500,000  Osage Beach, MO Tax Increment (Prewitts Point)(1)                   5.000    05/01/2023        1,267,335
         350,000  Ozark Centre, MO Transportation Devel. District(1)                  5.375    09/01/2032          316,103
       1,500,000  Raymore, MO Tax Increment(1)                                        5.375    03/01/2020          872,850
       2,750,000  Raymore, MO Tax Increment(1)                                        5.625    03/01/2028        1,451,670
       2,500,000  Richmond Heights, MO Tax Increment & Transportation Sales Tax(1)    5.625    11/01/2025        2,470,925
       1,000,000  St. Joseph, MO IDA, Series B(1)                                     5.375    11/01/2023          990,290
         905,000  St. Joseph, MO IDA, Series B(1)                                     5.500    11/01/2027          880,185
       1,505,000  St. Louis, MO IDA (Southtown Redevel.)(1)                           5.125    05/01/2026        1,480,649
         481,000  St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)         6.000    08/04/2025          427,022
         846,000  St. Louis, MO Tax Increment (1601 Washington Redevel.)(1)           6.000    08/21/2026          748,558
       1,879,000  St. Louis, MO Tax Increment (1619 Washington Redevel.)              5.500    03/09/2027        1,558,781

                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
MISSOURI CONTINUED
$        662,000  St. Louis, MO Tax Increment (Pet Building Redevel.)                 5.500%   05/29/2028  $       550,698
         545,000  St. Louis, MO Tax Increment (Printers Lofts)(3)                     6.000    08/21/2026          376,241
         789,000  St. Louis, MO Tax Increment (Washington East Condominiums)(1)       5.500    01/20/2028          673,135
         500,000  St. Louis, MO Tax Increment (Washington East Condominiums)(1)       5.500    01/20/2028          416,175
       1,080,000  St. Louis, MO Tax Increment Financing (Ludwig Lofts)(1)             6.690    04/21/2029        1,000,652
         373,000  St. Louis, MO Tax Increment Financing, Series A                     5.500    09/02/2028          307,635
       3,255,000  St. Louis, MO Tax Increment, Series A(1)                            6.600    01/21/2028        3,026,271
         620,000  Stone Canyon, MO Improvement District (Infrastructure)(1)           5.700    04/01/2022          452,922
         320,000  Stone Canyon, MO Improvement District (Infrastructure)(1)           5.750    04/01/2027          208,176
          35,000  Suemandy, MO Mid-Rivers Community Improvement District(1)           7.000    10/01/2019           37,567
         950,000  Suemandy, MO Mid-Rivers Community Improvement District(1)           7.500    10/01/2029        1,004,578
       1,000,000  University Place, MO Transportation Devel. District(1)              5.000    03/01/2026          810,690
       2,500,000  University Place, MO Transportation Devel. District(1)              5.000    03/01/2032        1,864,000
                                                                                                           ---------------
                                                                                                                66,310,434

MONTANA--0.4%
      11,710,000  Hardin, MT Tax Increment Industrial Infrastructure Devel.
                  (Rocky Mountain Power)(1)                                           0.000(5) 09/01/2031        9,128,296
         375,000  MT Facilities Finance Authority (St. John's Lutheran)(1)            6.000    05/15/2025          380,213
                                                                                                           ---------------
                                                                                                                 9,508,509

NEBRASKA--0.5%
       5,000,000  NE Central Plains Gas Energy(9)                                     5.000    09/01/2032        5,112,450
       2,915,000  NE Educational Facilities Authority (Midland Lutheran College)(1)   5.600    09/15/2029        2,371,994
       1,150,000  NE Educational Finance Authority (Concordia University)(1)          5.000    10/01/2037        1,125,655
       2,200,000  Santee Sioux Nation, NE Tribal Health Care (Indian Health
                  Service)(1)                                                         8.750    10/01/2020        2,331,472
          40,000  Scotts Bluff County, NE Hospital Authority (Regional West
                  Medical Center)(1)                                                  5.250    11/15/2028           40,139
                                                                                                           ---------------
                                                                                                                10,981,710

NEVADA--3.0%
      15,000,000  Clark County, NV Airport(2)                                         5.750    07/01/2042       16,775,850
         325,000  Clark County, NV Improvement District(1)                            5.000    02/01/2026          276,341
         260,000  Clark County, NV Improvement District(1)                            5.050    02/01/2031          208,679
      20,000,000  Clark County, NV Water Reclamation District(2)                      5.250    07/01/2038       22,795,400
       5,105,000  Director of the State of NV Dept. of Business & Industry (Las
                  Vegas Monorail)(3)                                                  6.850(4) 01/01/2019          672,839
       1,000,000  Director of the State of NV Dept. of Business & Industry (Las
                  Ventanas Retirement)(3)                                             7.000    11/15/2034          538,580

                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
NEVADA CONTINUED
$      1,140,000  Las Vegas, NV Local Improvement Bonds(1)                            6.250%   06/01/2024  $     1,154,843
       6,200,000  Las Vegas, NV Paiute Tribe, Series A(1)                             6.625    11/01/2017        5,963,036
           5,000  Las Vegas, NV Special Improvement District (Sumerlin Village)(1)    5.875    06/01/2021            4,953
          80,000  Mesquite, NV Special Improvement District (Canyon Creek)(1)         5.200    08/01/2016           72,122
         125,000  Mesquite, NV Special Improvement District (Canyon Creek)(1)         5.250    08/01/2017          109,208
         260,000  Mesquite, NV Special Improvement District (Canyon Creek)(1)         5.300    08/01/2018          223,304
         585,000  Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                        5.850    08/01/2018          588,083
         950,000  Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                        6.000    08/01/2023          902,225
         505,000  Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                        6.000    08/01/2027          461,585
         725,000  Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                        6.150    08/01/2037          625,661
          25,000  Reno, NV Capital Improvement(1)                                     5.125    06/01/2026           25,028
       3,035,000  Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                  6.400    06/01/2020        3,192,092
       7,420,000  Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                  6.700    06/01/2028        7,616,482
          15,000  University of Nevada (Community College System)(1)                  5.400    07/01/2031           15,048
      11,250,000  Washoe County, NV (Reno-Sparks Convention & Visitors Authority)(1)  5.000    07/01/2032       12,155,175
                                                                                                           ---------------
                                                                                                                74,376,534

NEW HAMPSHIRE--2.7%
         305,000  Manchester, NH Hsg. & Redevel. Authority, Series B                  5.650(4) 01/01/2029           56,276
       3,220,000  Manchester, NH Hsg. & Redevel. Authority, Series B                  5.700(4) 01/01/2030          532,363
         495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                  6.000(4) 01/01/2023          172,998
       1,000,000  Manchester, NH Hsg. & Redevel. Authority, Series B                  6.750    01/01/2015          969,170
         425,000  NH Business Finance Authority (Huggins Hospital)(1)                 6.875    10/01/2039          455,774
         120,000  NH H&EFA (Catholic Medical Center)(1)                               6.125    07/01/2032          121,516
       4,010,000  NH H&EFA (Franklin Pierce College)(1)                               6.050    10/01/2034        3,966,131
       1,235,000  NH H&EFA (LRG Healthcare)(1)                                        5.500    10/01/2034        1,365,811
      21,000,000  NH H&EFA (LRG Healthcare)(2)                                        7.000    04/01/2038       25,650,240
      22,000,000  NH H&EFA (LRG Healthcare)(2)                                        5.500    10/01/2034       24,330,240
       1,980,000  NH H&EFA (Portsmouth Christian Academy)(1)                          5.750    07/01/2023        1,829,124
       6,115,000  NH H&EFA (Portsmouth Christian Academy)(1)                          5.850    07/01/2033        5,283,543
          40,000  NH H&EFA (St. Joseph Hospital/Youville House/Cove)(1)               5.500    07/01/2034           40,828
       1,270,000  NH HE&HFA (Franklin Pierce College)(1)                              5.300    10/01/2028        1,181,659
                                                                                                           ---------------
                                                                                                                65,955,673

NEW JERSEY--1.3%
       5,610,000  NJ Health Care Facilities Financing Authority (Deborah Heart &
                  Lung Center)(1)                                                     6.300    07/01/2023        5,345,993

                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
NEW JERSEY CONTINUED
$      6,140,000  NJ Tobacco Settlement Financing Corp.(1)                            5.000%   06/01/2029  $     5,574,445
      10,600,000  NJ Transportation Trust Fund Authority(1)                           5.250    06/15/2031       12,140,392
       5,000,000  NJ Transportation Trust Fund Authority(1)                           5.250    06/15/2036        5,597,400
       2,000,000  NJ Transportation Trust Fund Authority(1)                           5.500    06/15/2041        2,284,040
       1,000,000  NJ Transportation Trust Fund Authority(1)                           6.000    06/15/2035        1,206,390
                                                                                                           ---------------
                                                                                                                32,148,660

NEW MEXICO--0.5%
       1,495,000  Cabezon, NM Public Improvement District(1)                          6.300    09/01/2034        1,453,005
       5,755,000  Eldorado, NM Area Water and Sanitation District(1)                  6.000    02/01/2023        5,603,471
          20,000  Farmington, NM Hospital (San Juan Medical Center/Interface,
                  Inc. Obligated Group)(1)                                            5.000    06/01/2016           20,037
         300,000  Montecito Estates, NM Public Improvement District(1)                7.000    10/01/2037          303,876
       3,380,000  NM Educational Assistance Foundation(1)                             5.900    09/01/2031        3,383,887
          25,000  NM Finance Authority (Workers Compensation Administration
                  Building)(1)                                                        5.600    09/01/2014           25,088
       1,925,000  NM Trails Public Improvement District(1)                            7.750    10/01/2038        1,915,163
                                                                                                           ---------------
                                                                                                                12,704,527

NEW YORK--6.5%
       3,570,000  L.I., NY Power Authority, Series A(1)                               5.000    05/01/2038        3,855,886
      11,435,000  NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(1)             5.250    10/01/2035       12,536,762
       4,000,000  NY MTA, Series B(1)                                                 5.000    11/15/2033        4,288,360
       5,000,000  NY MTA, Series D(1)                                                 5.000    11/15/2031        5,546,050
       8,250,000  NY MTA, Series D(1)                                                 5.000    11/15/2036        9,004,958
       5,000,000  NY MTA, Series D(1)                                                 5.250    11/15/2041        5,489,550
      19,080,000  NY Triborough Bridge & Tunnel Authority(2)                          5.000    11/15/2037       20,785,752
      19,665,000  NYC GO(2)                                                           5.375    04/01/2036       22,335,182
       4,000,000  NYC Municipal Water Finance Authority(1)                            5.000    06/15/2032        4,584,480
      20,000,000  NYC Municipal Water Finance Authority(2)                            5.000    06/15/2036       21,981,400
       5,500,000  NYC Transitional Finance Authority(1)                               5.000    02/01/2035        6,154,500
       5,250,000  NYC Transitional Finance Authority (Building Aid)(1)                5.000    07/15/2033        5,884,830
       2,500,000  NYC Transitional Finance Authority (Building Aid)(1)                5.250    07/15/2037        2,830,150
      10,000,000  NYS DA (St. Mary's Hospital for Children)(1)                        7.875    11/15/2041       10,366,200
       4,000,000  NYS Urban Development Corporation (State Personal Income Tax
                  Authority)(1)                                                       5.000    03/15/2037        4,295,360
       6,000,000  Suffolk, NY Tobacco Asset Securitization Corp.(1)                   5.375    06/01/2028        5,213,460
       4,625,000  Troy, NY Capital Resource Corp. (Rensselaer Polytechnic
                  Institute)(1)                                                       5.000    09/01/2030        5,078,759
       2,500,000  Westchester County, NY Healthcare Corp., Series A(1)                5.000    11/01/2021        2,858,075
       5,255,000  Westchester County, NY Healthcare Corp., Series A(1)                5.000    11/01/2030        5,537,404
                                                                                                           ---------------
                                                                                                               158,627,118

NORTH CAROLINA--0.0%
          20,000  NC Medical Care Commission (AHACHC)(1)                              5.800    10/01/2034           20,975

                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
NORTH DAKOTA--0.0%
$         40,000  Williston, ND Water Utility(1)                                      5.100%   05/01/2013  $        40,122

OHIO--6.8%
       3,440,000  Bowling Green, OH Student Hsg. (CFP I-Bowling Green State
                  University)(1)                                                      5.750    06/01/2031        3,570,307
       2,250,000  Bowling Green, OH Student Hsg. (CFP I-Bowling Green State
                  University)(1)                                                      6.000    06/01/2045        2,335,883
      10,000,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        0.000(5) 06/01/2037        7,773,200
      13,960,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        5.125    06/01/2024       11,411,881
       2,555,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        5.375    06/01/2024        2,138,969
      20,820,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        5.750    06/01/2034       16,247,512
      20,360,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        5.875    06/01/2030       16,408,124
      32,380,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)        6.000    06/01/2042       25,933,142
     970,100,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)           7.251(4) 06/01/2047       39,327,854
     743,000,000  Buckeye, OH Tobacco Settlement Financing Authority (TASC)           7.501(4) 06/01/2052       12,497,260
       1,305,000  Butler County, OH Hospital Facilities (UC Health)(1)                5.750    11/01/2040        1,412,010
       2,165,000  Centerville, OH Health Care (Bethany Lutheran Village)(1)           6.000    11/01/2038        2,174,028
       3,000,000  Cincinnati, OH Water System(1)                                      5.000    12/01/2036        3,393,720
         160,000  Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside
                  Apartments)(1)                                                      7.000    06/01/2018          160,101
       3,445,000  Cleveland-Cuyahoga County, OH Port Authority(1)                     6.000    11/15/2035        3,932,605
          10,000  Cuyahoga County, OH Hospital (Metro Health System)(1)               5.500    02/15/2027           10,009
         295,000  Glenwillow Village, OH GO(1)                                        5.875    12/01/2024          310,452
          25,000  Greene County, OH Economic Devel. (YMCA)(1)                         6.000    12/01/2023           19,876
       1,000,000  Greene County, OH University Hsg. (Central State University)(1)     5.375    09/01/2022          898,070
       1,000,000  Greene County, OH University Hsg. (Central State University)(1)     5.500    09/01/2027          859,370
       1,500,000  Greene County, OH University Hsg. (Central State University)(1)     5.625    09/01/2032        1,248,180
       1,045,000  Grove City, OH Tax Increment Financing(1)                           5.125    12/01/2016        1,087,782
       2,500,000  Grove City, OH Tax Increment Financing(1)                           5.375    12/01/2031        2,430,575
         925,000  Jeffrey Place, OH New Community Authority (Jeffrey Place
                  Redevel.)(1)                                                        5.000    12/01/2022          862,165
       4,500,000  OH Higher Education Facility Commission (Ashland University)(1)     6.250    09/01/2024        4,692,285
       3,075,000  Port of Greater Cincinnati, OH Devel. Authority (Public Parking
                  Infrastructure)(6,7)                                                6.300    02/15/2024        1,854,041

                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
OHIO CONTINUED
$      5,860,000  Port of Greater Cincinnati, OH Devel. Authority (Public Parking
                  Infrastructure)(6,7)                                                6.400%   02/15/2034  $     3,533,756
         615,000  Summit County, OH Port Authority (Twinsburg Township)(1)            5.125    05/15/2025          600,197
         645,000  Toledo-Lucas County, OH Port Authority (Town Square at Levis
                  Commons)(1)                                                         5.400    11/01/2036          399,939
                                                                                                           ---------------
                                                                                                               167,523,293

OKLAHOMA--0.7%
      13,310,000  Grady County, OK Criminal Justice Authority(1)                      7.000    11/01/2041       13,485,692
       2,000,000  Langston, OK EDA (Langston University)(1)                           5.000    05/01/2030        2,023,880
         770,000  Langston, OK EDA (Langston University)(1)                           5.250    05/01/2026          796,634
          20,000  Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)(1)    5.450    11/01/2034           20,006
                                                                                                           ---------------
                                                                                                                16,326,212

OREGON--0.0%
         340,000  OR Facilities Authority (Concordia University)(1)                   6.125    09/01/2030          360,556
         500,000  OR Facilities Authority (Concordia University)(1)                   6.375    09/01/2040          534,405
         100,000  OR Health & Science University, Series A(1)                         5.250    07/01/2028          100,136
                                                                                                           ---------------
                                                                                                                   995,097

PENNSYLVANIA--1.2%
          75,000  Blair County, PA IDA (The Village at Penn State Retirement
                  Community)(3)                                                       6.900    01/01/2022           48,731
         500,000  Chester County, PA H&EFA (Chester County Hospital)(1)               6.750    07/01/2031          500,355
         500,000  Luzerne County, PA IDA(1)                                           7.500    12/15/2019          509,940
         500,000  Luzerne County, PA IDA(1)                                           7.750    12/15/2027          514,915
          25,000  Northumberland County, PA IDA (NHS Youth Services)(1)               5.500    02/15/2033           13,790
       3,520,000  Northumberland County, PA IDA (NHS Youth Services)(1)               7.750    02/15/2029        1,940,154
       2,230,000  PA EDFA (Northwestern Human Services)(1)                            5.250    06/01/2028        1,984,901
       5,000,000  PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875    11/15/2016        5,001,850
       3,500,000  PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875    11/15/2021        3,500,035
       2,000,000  PA HEFA (Shippensburg University)(1)                                6.250    10/01/2043        2,133,240
       3,255,000  PA Turnpike Commission(1)                                           0.000(5) 12/01/2034        2,968,039
       1,000,000  Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                  Services)(1)                                                        7.250    01/01/2021        1,006,210
       4,510,000  Philadelphia, PA H&HEFA (Temple University Hospital)(1)             6.625    11/15/2023        4,512,526
       3,500,000  Philadelphia, PA School District(1)                                 6.000    09/01/2038        3,972,990
                                                                                                           ---------------
                                                                                                                28,607,676

RHODE ISLAND--0.9%
       5,000,000  Central Falls, RI Detention Facility(1)                             7.250    07/15/2035        4,169,600
          50,000  Providence, RI HDC (Barbara Jordan Apartments)(1)                   6.750    07/01/2025           50,127
          25,000  Providence, RI Public Building Authority                            5.400    12/15/2012           25,070

                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
RHODE ISLAND CONTINUED
$     13,600,000  RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated
                  Group)(1)                                                           7.000%   05/15/2039  $    16,147,144
         160,000  RI Health & Educational Building Corp. (Johnson & Wales
                  University)(1)                                                      6.100    04/01/2026          160,395
          40,000  RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)(1)         6.500    04/01/2027           40,084
      33,305,000  RI Tobacco Settlement Financing Corp. (TASC)                        6.125(4) 06/01/2052          420,309
      10,375,000  RI Tobacco Settlement Financing Corp. (TASC)                        6.750(4) 06/01/2052          108,315
       1,200,000  Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)(1)     6.875    05/01/2022        1,209,888
                                                                                                           ---------------
                                                                                                                22,330,932

SOUTH CAROLINA--1.1%
         500,000  Allendale County, SC School District Energy Savings Special
                  Obligation(1)                                                       8.500    12/01/2018          540,190
       1,895,000  Lancaster County, SC (Sun City Carolina Lakes)(1)                   5.450    12/01/2037        1,727,255
       5,655,000  Richland County, SC Assessment Revenue (Village at Sandhill
                  Improvement District)(1)                                            6.200    11/01/2036        4,996,588
         600,000  SC Connector 2000 Assoc. Toll Road, Series B                        5.535(4) 01/01/2020           80,982
       6,565,000  SC Connector 2000 Assoc. Toll Road, Series B                        5.781(4) 01/01/2021          853,253
      11,240,000  SC Connector 2000 Assoc. Toll Road, Series B                        6.697(4) 01/01/2026        1,067,463
       5,285,000  SC Educational Facilities Authority (Benedict College)(1)           5.600    07/01/2022        5,044,110
       2,420,000  SC Educational Facilities Authority (Benedict College)(1)           5.625    07/01/2031        2,157,987
         550,000  SC Educational Facilities Authority (Southern Wesleyan
                  University)(1)                                                      5.750    03/01/2029          559,037
          25,000  SC Hsg. Finance & Devel. Authority, Series A-1(1)                   5.300    07/01/2031           25,026
       2,500,000  SC Jobs-EDA (Coastal Hsg. Foundation)(1)                            6.250    04/01/2035        2,706,425
       2,000,000  SC Jobs-EDA (Coastal Hsg. Foundation)(1)                            6.500    04/01/2042        2,175,440
       2,750,000  SC Jobs-EDA (Lutheran Homes)(1)                                     5.500    05/01/2028        2,715,460
         935,000  SC Jobs-EDA (Palmetto Health)(1)                                    5.375    08/01/2022        1,049,631
       2,000,000  SC Jobs-EDA (Palmetto Health)(1)                                    5.500    08/01/2026        2,170,480
                                                                                                           ---------------
                                                                                                                27,869,327

SOUTH DAKOTA--0.0%
         135,000  SD Educational Enhancement Funding Corp. Tobacco Settlement(1)      6.500    06/01/2032          136,999

TENNESSEE--1.1%
         115,000  Johnson City, TN H&EFB (Johnson City Medical Center)(1)             5.250    07/01/2028          115,000
       5,000,000  TN Energy Acquisition Gas Corp.(1)                                  5.000    02/01/2024        5,304,400
       9,800,000  TN Energy Acquisition Gas Corp.(1)                                  5.000    02/01/2027       10,284,316
       4,820,000  TN Energy Acquisition Gas Corp.(1)                                  5.250    09/01/2021        5,412,715
       4,910,000  TN Energy Acquisition Gas Corp.(1)                                  5.250    09/01/2026        5,413,128
                                                                                                           ---------------
                                                                                                                26,529,559

                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
TEXAS--8.3%
$      1,305,000  Anson, TX Education Facilities Corp. Student Hsg.(University of
                  Texas/Waterview Park)(1)                                            5.100%   01/01/2034  $     1,069,239
       6,035,000  Beasley, TX Higher Education Finance Corp., Series A(1)             5.125    12/01/2034        6,038,018
       3,090,000  Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                         6.000    06/01/2021        1,946,731
       6,625,000  Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                         6.000    06/01/2031        4,173,816
       5,765,000  Bexar County, TX HFC (American Opportunity
                  Hsg.-Waterford/Kingswood)(1)                                        7.000    12/01/2036        5,363,987
         400,000  Bexar County, TX HFC (Doral Club)(1)                                8.750    10/01/2036          281,584
          20,000  Brazos County, TX HFDC (Franciscan Services Corp.)(1)               5.375    01/01/2032           20,266
          60,000  Collin County, TX HFC (Community College District Foundation)(1)    5.250    06/01/2031           44,456
      15,000,000  Dallas-Fort Worth, TX International Airport(1)                      5.000    11/01/2035       16,212,450
          25,000  Dallas-Fort Worth, TX International Airport Facility(1)             5.200    01/15/2031           25,021
         700,000  Danbury, TX Higher Education Finance Corp. (Island Foundation)(1)   6.250    02/15/2036          649,404
       7,550,000  Donna, TX GO(1)                                                     6.250    02/15/2037        6,884,543
         235,000  El Paso County, TX HFC (American Village Communities), Series A(1)  6.250    12/01/2020          237,204
         335,000  El Paso County, TX HFC (El Paso American Hsg. Foundation),
                  Series A(1)                                                         6.375    12/01/2032          336,946
       5,171,000  Escondido, TX Public Improvement District (Horseshoe Bay)(1)        7.250    10/01/2033        5,240,498
          20,000  Harris County, TX HFDC (Texas Children's Hospital)                  5.250    10/01/2029           20,081
          45,000  Harris County-Houston, TX Sports Authority(1)                       5.000    11/15/2025           45,004
      16,000,000  Houston, TX Airport System, Series A(2)                             5.500    07/01/2039       17,681,600
         300,000  Houston, TX Higher Education Finance Corp. (Cosmos Foundation)(1)   6.500    05/15/2031          348,762
         250,000  Houston, TX Higher Education Finance Corp. (Ninos)(1)               6.000    08/15/2036          252,248
         250,000  Houston, TX Higher Education Finance Corp. (Ninos)(1)               6.000    08/15/2041          250,458
       2,345,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)             6.000    07/01/2022        2,205,332
       1,530,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)             6.000    07/01/2025        1,394,672
         770,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)             6.000    07/01/2032          669,446
       2,900,000  Lufkin, TX Health Facilities Devel. Corp. (Memorial Health
                  System of East Texas)(1)                                            6.250    02/15/2037        3,001,674
         700,000  Maverick County, TX GO COP(1)                                       8.750    03/01/2034          700,637
       2,350,000  Maverick County, TX GO COP(1)                                       8.750    03/01/2034        2,352,139
       8,915,000  McLennan County, TX Public Facility Corp.(1)                        6.625    06/01/2035        9,721,183
      12,000,000  North Central TX HFDC (Children's Medical Center)(2)                5.750    08/15/2039       13,408,440

                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
TEXAS CONTINUED
$      3,695,000  Sabine, TX River Authority Pollution Control (TXU Electric
                  Company)                                                            6.150%   08/01/2022  $       463,242
      16,000,000  Tarrant County, TX Cultural Education Facilities Finance Corp.
                  (Baylor Health Care System)(2)                                      6.250    11/15/2029       18,608,320
       6,782,000  Trophy Club, TX Public Improvement (Highlands Trophy Club)(1)       7.750    10/01/2037        6,809,467
         110,000  TX Dormitory Finance Authority (Temple Junior College
                  Foundation)                                                         5.750    09/01/2027           76,005
         485,000  TX Dormitory Finance Authority (Temple Junior College
                  Foundation)                                                         6.000    09/01/2033          318,175
       3,750,000  TX Municipal Gas Acquisition & Supply Corp.(1)                      5.250    12/15/2020        4,073,663
      55,000,000  TX Municipal Gas Acquisition & Supply Corp.(2)                      6.250    12/15/2026       65,131,000
       1,700,000  TX Public Finance Authority Charter School Finance Corp.
                  (Cosmos Foundation)(1)                                              6.000    02/15/2030        1,888,309
         660,000  TX Public Finance Authority Charter School Finance Corp.
                  (Ed-Burnham Wood)(1)                                                6.250    09/01/2036          630,597
       1,085,000  TX Public Finance Authority Charter School Finance Corp. (New
                  Fontiers School)(1)                                                 5.800    08/15/2040        1,083,394
      18,750,000  TX Turnpike Authority (Central TX Turnpike System)                  6.590(4) 08/15/2037        4,123,313
                                                                                                           ---------------
                                                                                                               203,781,324

U.S. POSSESSIONS--4.8%
          40,000  Guam GO(1)                                                          5.400    11/15/2018           40,024
         500,000  Guam Government Department of Education COP (John F. Kennedy
                  High School)(1)                                                     6.625    12/01/2030          530,400
         800,000  Guam Government Department of Education COP (John F. Kennedy
                  High School)(1)                                                     6.875    12/01/2040          852,840
       5,000,000  Puerto Rico Aqueduct & Sewer Authority(1)                           5.000    07/01/2033        4,997,050
      15,225,000  Puerto Rico Aqueduct & Sewer Authority(1)                           5.250    07/01/2042       15,229,720
       1,900,000  Puerto Rico Aqueduct & Sewer Authority(1)                           5.750    07/01/2037        2,013,145
      10,000,000  Puerto Rico Commonwealth GO(1)                                      5.500    07/01/2039       10,373,900
       9,000,000  Puerto Rico Commonwealth GO(1)                                      5.750    07/01/2036        9,514,620
       2,000,000  Puerto Rico Commonwealth GO(1)                                      6.000    07/01/2039        2,135,860
       5,000,000  Puerto Rico Commonwealth GO(1)                                      6.500    07/01/2037        5,621,300
      13,000,000  Puerto Rico Electric Power Authority, Series A(9)                   5.000    07/01/2029       13,401,830
       4,000,000  Puerto Rico Electric Power Authority, Series A(9)                   5.000    07/01/2042        4,004,480
       2,830,000  Puerto Rico Electric Power Authority, Series AAA(1)                 5.250    07/01/2028        2,972,604
          65,000  Puerto Rico Infrastructure(1)                                       5.000    07/01/2041           65,156
         850,000  Puerto Rico Infrastructure(1)                                       5.500    07/01/2024          956,556
       8,000,000  Puerto Rico Infrastructure                                          7.075(4) 07/01/2030        2,836,400
       2,000,000  Puerto Rico Public Buildings Authority(1)                           6.000    07/01/2041        2,170,780
       7,550,000  Puerto Rico Public Buildings Authority(1)                           6.250    07/01/2026        8,693,221
       1,000,000  Puerto Rico Public Buildings Authority(1)                           6.250    07/01/2031        1,195,060
       8,500,000  Puerto Rico Public Finance Corp., Series B(1)                       5.500    08/01/2031        9,047,485
      29,670,000  Puerto Rico Sales Tax Financing Corp., Series A                     6.110(4) 08/01/2044        4,792,595
       2,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                  6.500    08/01/2044        2,348,360

                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
U.S. POSSESSIONS CONTINUED
$     50,000,000  Puerto Rico Sales Tax Financing Corp., Series A                     7.280%(4)08/01/2034  $    14,303,500
                                                                                                           ---------------
                                                                                                               118,096,886

UTAH--0.1%
         285,000  Utah County, UT Charter School (Lincoln Academy)(1)                 5.875    06/15/2037          250,335
         275,000  Utah County, UT Charter School (Renaissance Academy)(1)             5.625    07/15/2037          237,735
       1,500,000  West Valley City, UT Sewer (East Hollywood High School)(1)          5.625    06/15/2037        1,257,525
                                                                                                           ---------------
                                                                                                                 1,745,595

VERMONT--0.0%
          85,000  VT EDA (Wake Robin Corp.)(1)                                        6.300    03/01/2033           84,992
         659,601  VT Educational & Health Buildings Financing Agency (Marlboro
                  College)(1)                                                         2.779    04/01/2019          629,781
         125,000  VT Student Assistance Corp.(1)                                      5.000    03/01/2026          126,086
                                                                                                           ---------------
                                                                                                                   840,859

VIRGINIA--1.3%
       2,300,000  Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course)(1)                                                          5.250    07/15/2025        1,931,954
         825,000  Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course)(1)                                                          5.500    07/15/2035          668,630
         625,000  Celebrate, VA North Community Devel. Authority Special
                  Assessment(1)                                                       6.750    03/01/2034          428,706
         699,000  Farms New Kent, VA Community Devel. Authority Special Assessment    5.125    03/01/2036          431,772
       3,000,000  Farms New Kent, VA Community Devel. Authority Special Assessment    5.450    03/01/2036        1,850,430
         750,000  Farms New Kent, VA Community Devel. Authority Special Assessment    5.800    03/01/2036          461,978
          25,000  Greensville County, VA IDA (Georgia-Pacific Corp.)(1)               5.300    08/01/2014           26,816
         345,000  Manassas Park, VA Economic Devel. Authority(1)                      6.000    07/15/2035          380,287
         900,000  New Port, VA CDA(1)                                                 5.600    09/01/2036          525,861
       3,375,000  Peninsula, VA Town Center Community Devel. Authority Special
                  Obligation(1)                                                       6.450    09/01/2037        3,167,168
         820,000  Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers)(1)                                               6.500    08/01/2028          843,206
       2,800,000  Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers)(1)                                               6.500    08/01/2038        2,834,384
         675,000  Suffolk, VA IDA (Lake Prince Center)(1)                             5.300    09/01/2031          678,058
       3,500,000  VA Celebrate South CDA Special Assessment                           6.250    03/01/2037        2,116,380
         950,000  VA College Building Authority (Regent University)(1)                5.000    06/01/2026          973,570
       6,000,000  VA College Building Authority (Regent University)(1)                5.000    06/01/2029        6,108,360
         585,000  VA College Building Authority Educational Facilities (Regent
                  University)(1)                                                      5.000    06/01/2036          588,838
       3,700,000  VA Small Business Financing Authority (Hampton Roads Proton)(1)     9.000    07/01/2039        3,991,930
      35,170,000  VA Tobacco Settlement Authority                                     5.670(4) 06/01/2047          778,312

                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
VIRGINIA CONTINUED
$    162,770,000  VA Tobacco Settlement Authority                                     5.770%(4)06/01/2047  $     3,395,382
                                                                                                           ---------------
                                                                                                                32,182,022

WASHINGTON--3.2%
       1,000,000  Bremerton, WA Hsg. Authority(1)                                     5.300    06/01/2026          987,260
       4,145,000  Bremerton, WA Hsg. Authority(1)                                     5.500    06/01/2037        3,743,888
          25,000  Pierce County, WA Hsg. Authority(1)                                 5.800    12/01/2023           24,504
       1,500,000  Port of Seattle, WA GO(1)                                           5.000    08/01/2033        1,691,670
       2,410,000  Seattle, WA Hsg. Authority (Gamelin House & Genesee)(1)             5.700    11/01/2035        2,403,806
         165,000  Skagit Valley, WA College(1)                                        5.625    11/01/2017          165,373
         140,000  Skagit Valley, WA College(1)                                        5.750    11/01/2023          140,200
         500,000  Vancouver, WA Downtown Redevel. Authority (Conference Center)(1)    5.250    01/01/2028          412,915
       1,800,000  Vancouver, WA Downtown Redevel. Authority (Conference Center)(1)    5.250    01/01/2034        1,415,106
          60,000  Vancouver, WA Hsg. Authority(1)                                     5.500    03/01/2028           60,101
       4,000,000  Vancouver, WA Hsg. Authority (Springbrook Village Apartments)(1)    5.000    03/01/2025        4,378,920
      33,785,000  WA Health Care Facilities Authority (Catholic Health
                  Initiatives)(2)                                                     6.375    10/01/2036       39,837,009
      15,000,000  WA Health Care Facilities Authority (Providence Health
                  System-Washington)(2)                                               5.250    10/01/2033       16,277,400
          90,000  WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)(1)                                                 5.250    12/01/2020           90,010
         145,000  WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)(1)                                                 5.375    12/01/2027          145,374
          10,000  WA HFC (Nickerson Area Properties)(1)                               5.250    01/01/2023            9,823
       5,000,000  WA Tobacco Settlement Authority (TASC)(1)                           6.500    06/01/2026        5,199,150
          25,000  WA Tobacco Settlement Authority (TASC)(1)                           6.625    06/01/2032           25,945
          60,000  White Salmon, WA Water & Sewer(1)                                   6.000    07/01/2015           60,171
                                                                                                           ---------------
                                                                                                                77,068,625

WEST VIRGINIA--0.2%
         920,000  Brooke County, WV (Bethany College)(1)                              6.500    10/01/2031          992,864
       1,750,000  Brooke County, WV (Bethany College)(1)                              6.750    10/01/2037        1,891,593
         500,000  Wheeling, WV Tax Increment (Stone Building Renovation)(1)           5.200    06/01/2025          449,460
       1,500,000  Wheeling, WV Tax Increment (Stone Building Renovation)(1)           5.500    06/01/2033        1,292,145
                                                                                                           ---------------
                                                                                                                 4,626,062

WISCONSIN--1.2%
       1,750,000  Sokaogon, WI Chippewa Community (Gaming)(3)                         7.000    01/01/2026          787,483
       5,000,000  WI GO(1)                                                            6.000    05/01/2036        6,060,950
         350,000  WI H&EFA (Beloit College)(1)                                        6.125    06/01/2035          368,536
         350,000  WI H&EFA (Beloit College)(1)                                        6.125    06/01/2039          367,504
           5,000  WI H&EFA (Froedert & Community)(1)                                  5.375    10/01/2030            5,037

                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                                           COUPON    MATURITY        VALUE
----------------                                                                      ------   ----------  ---------------
WISCONSIN CONTINUED
$      2,140,000  WI H&EFA (Richland Hospital)(1)                                     5.375%   06/01/2028  $    2,118,322
      17,260,000  WI H&EFA (SSM Health Care Corp.)(1)                                 5.250    06/01/2034      18,805,806
         650,000  WI Public Finance Authority (Thomas Jefferson Classical             7.125    07/01/2042         695,212
                  Academy)(1)
                                                                                                           ---------------
                                                                                                                29,208,850
                                                                                                           ---------------
Total Municipal Bonds and Notes (Cost $2,984,343,102)                                                        2,791,507,631
CORPORATE BONDS AND NOTES--0.0%
                  Delta Air Lines, Inc., Sr. Unsec. Nts.(10)
          79,242  (Cost $78,449)                                                      8.000    12/01/2015           77,191
                                                                                                           ---------------
TOTAL INVESTMENTS, AT VALUE (COST $2,984,421,551)-114.1%                                                     2,791,584,822
LIABILITIES IN EXCESS OF OTHER ASSETS-(14.1)                                                                  (345,529,576)
                                                                                                           ---------------

NET ASSETS-100.0%                                                                                          $ 2,446,055,246
                                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

8. Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $295, which represents less than 0.005% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                          ACQUISITION                    UNREALIZED
               SECURITY                      DATES        COST   VALUE  APPRECIATION
--------------------------------------  ---------------  ------  -----  ------------
IL Finance Authority (Monarch Landing)          6/11/09  $    -  $  21  $         21
IL Finance Authority (Monarch Landing)          6/11/09       -     36            36
IL Finance Authority (Sedgebrook)               6/11/09       -     38            38
IL Finance Authority (Sedgebrook)        5/5/09-6/12/09       -    100           100
IL Finance Authority (Sedgebrook)       6/11/09-6/12/09       -    100           100
                                                         ------  -----  ------------
                                                         $    -  $ 295  $        295
                                                         ======  =====  ============

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

10. Received as a result of a corporate action.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHACHC     ARC/HDS Alamance County Housing Corp.
AUS        Allegheny United Hospital
BCCC       Botsford Continuing Care Corp.
BGH        Botsford General Hospital
CDA        Communities Devel. Authority
CECS       Carden Elementary Charter School
CEMS       Community Emergency Medical Services
CFGH       Central Florida Group Homes
CHHC       Community Health & Home Care
COP        Certificates of Participation
DA         Dormitory Authority
DKH        Day Kimball Hospital

                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EDC        Economic Devel. Corp.
EDFA       Economic Devel. Finance Authority
EF&CD      Environmental Facilities and Community Devel.
EICS       E-Institute Charter School
EMH        Elmhurst Memorial Hospital
EMHH       Elmhurst Memorial Home Health
EMHS       Elmhurst Memorial Health System
EPBH       Emma Pendelton Bradley Hospital
FHA        Federal Housing Agency/Authority
FRS        Family Rehabilitation Services (Hancock Manor)
GO         General Obligation
H&EFA      Health and Educational Facilities Authority
H&EFB      Health and Educational Facilities Board
H&HEFA     Hospitals and Higher Education Facilities Authority
HDC        Housing Devel. Corp.
HE&HFA     Higher Education and Health Facilities Authority
HEFA       Higher Education Facilities Authority
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HFDC       Health Facilities Devel. Corp.
HNE        Healthnet of New England
HUHS       Hahnemann University Hospital System
IDA        Industrial Devel. Agency
L.I.       Long Island
MCP        Medical College Of Pennsylvania
M-S-R      Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA        Metropolitan Transportation Authority
NYC        New York City
NYS        New York State
OHC        Oakwood Hospital Corp.
OLOLMC     Our Lady of Lake Medical Center
OLOLRMC    Our Lady of Lourdes Regional Medical Center
OPSU       Oklahoma Panhandle State University
OUH        Oakwood United Hospitals
RIBS       Residual Interest Bonds
RIH        Rhode Island Hospital
ROLs       Residual Option Longs
SJHCN      St. Joseph Home Care Network
SJHE       St. Joseph Hospital of Eureka
SJHO       St. Joseph Hospital of Orange
SJHS       St. Joseph Health System
TASC       Tobacco Settlement Asset-Backed Bonds
TAT        The Academy of Tuscson
TC         Travis Corp. (People Care)
TMH        The Miriam Hospital
UC         United Care
VC         VinFen Corp.
VCS        VinFen Clinical Services
YMCA       Young Men's Christian Assoc.
ZHCC       Zieger Health Care Corp.

                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                              WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS TRANSACTIONS
                           ---------------------------
Purchased securities               $22,208,140

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term

                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if

                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $209,510,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $604,579,900 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $343,640,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

 PRINCIPAL                                                                                  COUPON   MATURITY
  AMOUNT                                  INVERSE FLOATER(1)                                RATE(2)    DATE        VALUE
------------  ---------------------------------------------------------------------------  --------  --------  -------------
$ 10,000,000  Birmingham, AL Commercial Devel. Authority (Civic Center Improvements) RIBS   10.180%    4/1/41  $  12,013,400
   5,000,000  CA Health Facilities Financing Authority ROLs(3)                              20.343     7/1/39      7,674,600
   7,500,000  CA Public Works                                                                9.180    12/1/31      9,260,250
   3,000,000  Chicago, IL Park District (Harbor Facilities) DRIVERS(3)                       9.715     1/1/37      3,606,900
   5,000,000  Chicago, IL Park District (Harbor Facilities) DRIVERS(3)                       9.715     1/1/40      5,988,300
   3,750,000  Clark County, NV Airport ROLs(3)                                              20.343     7/1/42      5,525,850
   5,000,000  Clark County, NV Water Reclamation District DRIVERS                           18.521     7/1/38      7,795,400
  10,000,000  East Bay, CA Municipal Utility District (Water System) ROLs(3)                 9.397     6/1/36     12,814,000
   3,480,000  FL COP (Dept. of Management Services) DRIVERS                                 14.103     8/1/28      4,640,615
   4,000,000  Greater Orlando, FL Aviation Authority ROLs(3)                                17.293    10/1/32      5,306,080
   4,000,000  Houston, TX Airport System ROLs(3)                                            19.327     7/1/39      5,681,600
   5,000,000  IL Finance Authority (Northwestern Memorial Hospital) DRIVERS                 21.563    8/15/39      8,087,800
   3,750,000  IL Finance Authority ROLs                                                     18.460    5/15/29      4,318,950
  12,500,000  IL Metropolitan Pier & Exposition Authority ROLs(3)                            9.705    6/15/50     14,227,750
   7,500,000  IL Metropolitan Pier & Exposition Authority ROLs(3)                           10.403    6/15/50      8,813,700
   3,650,000  MI Hospital Finance Authority ROLs(3)                                         22.318    12/1/23      6,357,862
  11,000,000  NH H&EFA (LRG Healthcare) DRIVERS                                             10.192    10/1/34     13,330,240
   5,250,000  NH H&EFA ROLs(3)                                                              25.787     4/1/38      9,900,240
   3,000,000  North Central Texas HFDC (Children's Medical Center) DRIVERS                  20.549    8/15/39      4,408,440
   9,540,000  NY Triborough Bridge & Tunnel Authority ROLs(3)                                9.197   11/15/37     11,245,752
   4,920,000  NYC GO DRIVERS                                                                19.015     4/1/36      7,590,182
  10,000,000  NYC Municipal Water Finance Authority ROLs(3)                                  9.397    6/15/36     11,981,400
   2,500,000  Orange County, FL School Board ROLs(3)                                        19.327     8/1/34      3,571,600
   3,100,000  Pima County, AZ IDA (Metro Police Facility) DRIVERS                           18.818     7/1/39      3,965,520
   4,000,000  Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs(3)        21.927   11/15/29      6,608,320
  22,000,000  TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                           12.102   12/15/26     32,131,000
   2,625,000  University of California (Regents Medical Center) DRIVERS                     17.508    5/15/37      3,568,740
   3,000,000  University of Illinois (Auxiliary Facilities Systems) DRIVERS                 20.549     4/1/38      4,431,000

                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   7,500,000  WA Austin Trust Various States Inverse Certificates                            9.649    10/1/33      8,777,400
  11,265,000  WA Health Care Facilities Authority (Catholic Health Initiatives)(3)          17.520    10/1/36     17,317,009
                                                                                                               -------------
                                                                                                               $ 260,939,900
                                                                                                               =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $343,640,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                               $134,604,088
Market Value                       $ 57,512,801
Market Value as a % of Net Assets          2.35%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2012, securities with an aggregate market value of $6,210,217, representing 0.25% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $638,357 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                      STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------   -----------------------------------------------------------------------
Corporate debt, government debt,   Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and     issuer spreads on comparable securities, the credit quality, yield,
asset-backed securities            maturity, and other appropriate factors.

Loans                              Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                 Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an

                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                               LEVEL 3--
                             LEVEL 1--        LEVEL 2--       SIGNIFICANT
                            UNADJUSTED    OTHER SIGNIFICANT  UNOBSERVABLE
                           QUOTED PRICES  OBSERVABLE INPUTS     INPUTS          VALUE
                           -------------  -----------------  ------------  ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                 $           -  $      42,272,226  $          -  $    42,272,226
   Alaska                              -          8,678,081             -        8,678,081
   Arizona                             -         65,513,991             -       65,513,991
   Arkansas                            -          1,688,900             -        1,688,900
   California                          -        474,569,537             -      474,569,537
   Colorado                            -         46,066,809             -       46,066,809
   Connecticut                         -          5,253,039             -        5,253,039
   Delaware                            -          6,144,620             -        6,144,620
   District of Columbia                -         14,011,731             -       14,011,731
   Florida                             -        315,472,468     5,807,942      321,280,410
   Georgia                             -         36,132,252             -       36,132,252
   Idaho                               -          6,080,893             -        6,080,893
   Illinois                            -        312,681,786           295      312,682,081
   Indiana                             -         57,853,492             -       57,853,492
   Iowa                                -         45,902,378             -       45,902,378
   Kansas                              -          4,761,787             -        4,761,787
   Kentucky                            -            185,563            10          185,573
   Louisiana                           -         50,336,349             -       50,336,349
   Maine                               -          8,225,690             -        8,225,690
   Maryland                            -          8,479,869             -        8,479,869
   Massachusetts                       -          3,054,443             -        3,054,443
   Michigan                            -         65,095,115             -       65,095,115
   Minnesota                           -         13,266,610             -       13,266,610
   Mississippi                         -          5,428,175             -        5,428,175

                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   Missouri                            -         66,310,434             -       66,310,434
   Montana                             -          9,508,509             -        9,508,509
   Nebraska                            -         10,981,710             -       10,981,710
   Nevada                              -         74,376,534             -       74,376,534
   New Hampshire                       -         65,955,673             -       65,955,673
   New Jersey                          -         32,148,660             -       32,148,660
   New Mexico                          -         12,704,527             -       12,704,527
   New York                            -        158,627,118             -      158,627,118
   North Carolina                      -             20,975             -           20,975
   North Dakota                        -             40,122             -           40,122
   Ohio                                -        167,523,293             -      167,523,293
   Oklahoma                            -         16,326,212             -       16,326,212
   Oregon                              -            995,097             -          995,097
   Pennsylvania                        -         28,607,676             -       28,607,676
   Rhode Island                        -         22,330,932             -       22,330,932
   South Carolina                      -         27,869,327             -       27,869,327
   South Dakota                        -            136,999             -          136,999
   Tennessee                           -         26,529,559             -       26,529,559
   Texas                               -        203,781,324             -      203,781,324
   U.S. Possessions                    -        118,096,886             -      118,096,886
   Utah                                -          1,745,595             -        1,745,595
   Vermont                             -            840,859             -          840,859
   Virginia                            -         32,182,022             -       32,182,022
   Washington                          -         77,068,625             -       77,068,625
   West Virginia                       -          4,626,062             -        4,626,062
   Wisconsin                           -         29,208,850             -       29,208,850
Corporate Bonds and Notes              -             77,191             -           77,191
                           -------------  -----------------  ------------  ---------------
Total Assets               $           -  $   2,785,776,575  $  5,808,247  $ 2,791,584,822
                           -------------  -----------------  ------------  ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RESTRICTED SECURITIES

As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 2,662,172,883(1)
                                 ===============

Gross unrealized appreciation    $   194,807,049
Gross unrealized depreciation       (406,630,507)
                                 ---------------
Net unrealized depreciation      $  (211,823,458)
                                 ===============

1. The Federal tax cost of securities does not include cost of $341,235,397, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals

By:   /s/ William F. Glavin, Jr.
      ------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      ------------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 6/11/2012

By:   /s/ Brian W. Wixted
      ------------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 6/11/2012